Portfolio of Investments September 30, 2024
Stock Index Account

(Unaudited)
SHARES DESCRIPTION VALUE (000)
LONG-TERM INVESTMENTS - 98.8%
COMMON STOCKS - 98.8%
AUTOMOBILES & COMPONENTS - 1.7%
1,464 (a) Adient plc $ 33
2,617 (a) American Axle & Manufacturing Holdings, Inc 16
6,694 (a) Aptiv plc 482
1,996 Atmus Filtration Technologies, Inc 75
5,254 BorgWarner, Inc 191
3,106 Dana Inc 33
653 (a) Dorman Products, Inc 74
92,346 Ford Motor Co 975
1,039 (a) Fox Factory Holding Corp 43
26,498 General Motors Co 1,188
5,543 Gentex Corp 165
1,006 (a) Gentherm, Inc 47
6,787 (a) Goodyear Tire & Rubber Co 60
3,241 Harley-Davidson, Inc 125
767 LCI Industries 92
1,262 Lear Corp 138
19,933 (a) Lucid Group, Inc 70
6,477 (a),(b) Luminar Technologies, Inc 6
1,230 (a) Modine Manufacturing Co 163
454 Patrick Industries, Inc 65
1,246 Phinia, Inc 57
7,090 (a) QuantumScape Corp 41
19,751 (a),(b) Rivian Automotive, Inc 222
1,333 (a),(b) Solid Power, Inc 2
843 Standard Motor Products, Inc 28
1,055 (a) Stoneridge, Inc 12
64,886 (a) Tesla, Inc 16,976
1,229 Thor Industries, Inc 135
759 (a) Visteon Corp 72
282 Winnebago Industries, Inc 16
518 (a) XPEL, Inc 22
TOTAL AUTOMOBILES & COMPONENTS 21,624
BANKS - 3.5%
625 1st Source Corp 37
450 Amalgamated Financial Corp 14
667 Amerant Bancorp, Inc 14
2,080 Ameris Bancorp 130
476 Arrow Financial Corp 14
2,827 Associated Banc-Corp 61
2,390 Atlantic Union Bankshares Corp 90
1,339 (a) Axos Financial, Inc 84
1,798 Banc of California, Inc 27
585 Bancfirst Corp 62
1,514 (a) Bancorp, Inc 81
178 Bank First Corp 16
158,101 Bank of America Corp 6,273
1,195 Bank of Hawaii Corp 75
468 Bank of Marin Bancorp 9
548 Bank of NT Butterfield & Son Ltd 20
2,750 Bank OZK 118
90 Bank7 Corp 3
1,329 BankUnited, Inc 48
46 Banner Corp 3
622 Bar Harbor Bankshares 19
1,245 Berkshire Hills Bancorp, Inc 34
383 (a) Blue Foundry Bancorp 4
371 BOK Financial Corp 39
882 (a) Bridgewater Bancshares, Inc 13

Stock Index Account

Portfolio of Investments September 30, 2024
(continued)
SHARES DESCRIPTION VALUE (000)
BANKS (continued)
740 Brookline Bancorp, Inc $ 7
38 Burke & Herbert Financial Services Corp 2
313 Business First Bancshares, Inc 8
241 Byline Bancorp, Inc 6
4,677 Cadence Bank 149
613 Camden National Corp 25
447 Capital City Bank Group, Inc 16
2,335 Capitol Federal Financial, Inc 14
550 (a) Carter Bankshares, Inc 10
1,563 Cathay General Bancorp 67
1,125 Central Pacific Financial Corp 33
573 Chemung Financial Corp 28
1,028 (b) ChoiceOne Financial Services, Inc 32
45,357 Citigroup, Inc 2,839
533 Citizens & Northern Corp 11
11,338 Citizens Financial Group, Inc 466
199 City Holding Co 23
377 Civista Bancshares, Inc 7
498 CNB Financial Corp 12
146 (a) Coastal Financial Corp 8
4,193 Columbia Banking System, Inc 110
1,738 (a) Columbia Financial, Inc 30
3,602 Comerica, Inc 216
2,791 Commerce Bancshares, Inc 166
1,646 Community Bank System, Inc 96
651 Community Trust Bancorp, Inc 32
1,146 ConnectOne Bancorp, Inc 29
1,466 (a) CrossFirst Bankshares, Inc 24
1,266 Cullen/Frost Bankers, Inc 142
58 (a) Customers Bancorp, Inc 3
2,723 CVB Financial Corp 49
422 Dime Community Bancshares, Inc 12
1,035 Eagle Bancorp, Inc 23
3,546 East West Bancorp, Inc 293
5,376 Eastern Bankshares, Inc 88
314 Enterprise Bancorp, Inc 10
828 Enterprise Financial Services Corp 42
402 Equity Bancshares, Inc 16
496 Esquire Financial Holdings, Inc 32
218 Farmers & Merchants Bancorp, Inc 6
1,013 Farmers National Banc Corp 15
621 FB Financial Corp 29
609 Fidelity D&D Bancorp, Inc 30
16,392 Fifth Third Bancorp 702
527 Financial Institutions, Inc 13
1,088 First Bancorp 45
3,922 First BanCorp 83
498 First Bancorp, Inc 13
322 First Bancshares, Inc 10
603 First Bank 9
1,476 First Busey Corp 38
288 First Citizens Bancshares, Inc (Class A) 530
1,652 First Commonwealth Financial Corp 28
680 First Community Bancshares, Inc 29
2,187 First Financial Bancorp 55
3,602 First Financial Bankshares, Inc 133
384 First Financial Corp 17
682 First Financial Northwest, Inc 15
1,098 First Foundation, Inc 7
3,163 First Hawaiian, Inc 73
14,282 First Horizon National Corp 222
1,179 First Interstate BancSystem, Inc 36

SHARES DESCRIPTION VALUE (000)
BANKS (continued)
587 First Merchants Corp $ 22
380 First Mid Bancshares, Inc 15
862 First of Long Island Corp 11
810 (a) First Western Financial, Inc 16
1,083 Flushing Financial Corp 16
8,529 FNB Corp 120
4,213 Fulton Financial Corp 76
903 German American Bancorp, Inc 35
3,414 Glacier Bancorp, Inc 156
76 Great Southern Bancorp, Inc 4
451 Greene County Bancorp, Inc 14
302 Guaranty Bancshares, Inc 10
2,028 Hancock Whitney Corp 104
824 Hanmi Financial Corp 15
728 HarborOne Bancorp, Inc 9
715 HBT Financial, Inc 16
953 Heartland Financial USA, Inc 54
1,355 Heritage Commerce Corp 13
1,150 Heritage Financial Corp 25
1,239 Hilltop Holdings, Inc 40
57 Hingham Institution For Savings The 14
238 Home Bancorp, Inc 11
4,557 Home Bancshares, Inc 123
698 HomeStreet, Inc 11
667 HomeTrust Bancshares, Inc 23
2,725 Hope Bancorp, Inc 34
1,209 Horizon Bancorp, Inc 19
34,657 Huntington Bancshares, Inc 509
675 Independent Bank Corp 40
863 Independent Bank Corp 29
356 Independent Bank Group, Inc 21
1,089 International Bancshares Corp 65
1,188 John Marshall Bancorp, Inc 24
66,777 JPMorgan Chase & Co 14,081
1,623 Kearny Financial Corp 11
22,215 Keycorp 372
499 Lakeland Financial Corp 33
833 Live Oak Bancshares, Inc 39
3,989 M&T Bank Corp 711
640 Mercantile Bank Corp 28
229 (a) Metropolitan Bank Holding Corp 12
196 Mid Penn Bancorp, Inc 6
582 Midland States Bancorp, Inc 13
406 MidWestOne Financial Group, Inc 12
180 MVB Financial Corp 4
52 National Bank Holdings Corp 2
928 (a) NB Bancorp, Inc 17
521 NBT Bancorp, Inc 23
2,634 New York Community Bancorp, Inc 30
394 Nicolet Bankshares, Inc 38
1,643 Northfield Bancorp, Inc 19
2,083 Northwest Bancshares, Inc 28
74,304 (a) NU Holdings Ltd 1,014
163 Oak Valley Bancorp 4
1,583 OceanFirst Financial Corp 29
811 OFG Bancorp 36
8,335 Old National Bancorp 156
1,237 Old Second Bancorp, Inc 19
568 Origin Bancorp, Inc 18
297 Orrstown Financial Services, Inc 11
663 Pacific Premier Bancorp, Inc 17
343 Park National Corp 58

Stock Index Account

Portfolio of Investments September 30, 2024
(continued)
SHARES DESCRIPTION VALUE (000)
BANKS (continued)
436 Pathward Financial, Inc $ 29
642 Peapack Gladstone Financial Corp 18
868 Peoples Bancorp, Inc 26
333 Peoples Financial Services Corp 16
1,942 Pinnacle Financial Partners, Inc 190
302 (a) Pioneer Bancorp, Inc 3
54 Plumas Bancorp 2
9,212 PNC Financial Services Group, Inc 1,703
1,712 Popular, Inc 172
19 Preferred Bank 2
446 Premier Financial Corp 10
454 Primis Financial Corp 6
2,015 Prosperity Bancshares, Inc 145
2,598 Provident Financial Services, Inc 48
472 QCR Holdings, Inc 35
475 RBB Bancorp 11
192 Red River Bancshares, Inc 10
22,054 Regions Financial Corp 515
1,301 Renasant Corp 42
364 Republic Bancorp, Inc (Class A) 24
812 S&T Bancorp, Inc 34
109 Sandy Spring Bancorp, Inc 3
1,542 Seacoast Banking Corp of Florida 41
1,315 ServisFirst Bancshares, Inc 106
370 Sierra Bancorp 11
1,112 Simmons First National Corp (Class A) 24
275 SmartFinancial, Inc 8
1,492 (a) Southern California Bancorp 22
228 (a) Southern First Bancshares, Inc 8
231 Southern Missouri Bancorp, Inc 13
137 Southside Bancshares, Inc 5
1,939 SouthState Corp 188
1,283 Stellar Bancorp, Inc 33
3,571 (a) Sterling Bancorp, Inc 16
111 Stock Yards Bancorp, Inc 7
3,386 Synovus Financial Corp 151
1,428 (a) Texas Capital Bancshares, Inc 102
131 Tompkins Trustco, Inc 8
2,443 Towne Bank 81
422 Trico Bancshares 18
657 (a) Triumph Financial, Inc 52
31,162 Truist Financial Corp 1,333
671 TrustCo Bank Corp NY 22
1,222 Trustmark Corp 39
1,098 UMB Financial Corp 115
2,837 United Bankshares, Inc 105
2,849 United Community Banks, Inc 83
1,012 Univest Financial Corp 29
36,454 US Bancorp 1,667
9,879 Valley National Bancorp 90
1,101 Veritex Holdings, Inc 29
1,239 Washington Federal, Inc 43
581 Washington Trust Bancorp, Inc 19
4,645 Webster Financial Corp 217
81,857 Wells Fargo & Co 4,624
837 WesBanco, Inc 25
597 West Bancorporation, Inc 11
225 Westamerica Bancorporation 11
2,509 Western Alliance Bancorp 217
1,723 Wintrust Financial Corp 187
1,423 WSFS Financial Corp 73

SHARES DESCRIPTION VALUE (000)
BANKS (continued)
3,765 Zions Bancorporation $ 178
TOTAL BANKS 46,192
CAPITAL GOODS - 6.5%
3,738 (a) 3D Systems Corp 11
13,031 3M Co 1,781
3,145 A.O. Smith Corp 283
1,578 Aaon, Inc 170
981 (a) AAR Corp 64
718 Acuity Brands, Inc 198
1,567 Advanced Drainage Systems, Inc 246
3,276 Aecom Technology Corp 338
559 (a) Aerovironment, Inc 112
1,870 AGCO Corp 183
1,862 Air Lease Corp 84
191 Alamo Group, Inc 34
830 Albany International Corp (Class A) 74
2,012 Allegion plc 293
307 Allied Motion Technologies, Inc 6
1,876 Allison Transmission Holdings, Inc 180
909 (a) Ameresco, Inc 35
813 (a) American Superconductor Corp 19
184 (a) American Woodmark Corp 17
5,356 Ametek, Inc 920
5,093 (a) API Group Corp 168
449 Apogee Enterprises, Inc 31
976 Applied Industrial Technologies, Inc 218
3,399 (a) Archer Aviation, Inc 10
1,220 Arcosa, Inc 116
166 Argan, Inc 17
876 Armstrong World Industries, Inc 115
4,146 (a) Array Technologies, Inc 27
823 Astec Industries, Inc 26
810 (a) Astronics Corp 16
931 Atkore, Inc 79
1,691 (a) Axon Enterprise, Inc 676
2,980 (a) AZEK Co, Inc 139
922 AZZ, Inc 76
489 Barnes Group, Inc 20
1,298 (a) Beacon Roofing Supply, Inc 112
703 (a),(b) Blink Charging Co 1
4,522 (a),(b) Bloom Energy Corp 48
766 (a) Blue Bird Corp 37
224 (a) BlueLinx Holdings, Inc 24
13,820 (a) Boeing Co 2,101
937 Boise Cascade Co 132
534 Brookfield Business Corp 14
2,762 (a) Builders FirstSource, Inc 535
2,196 BWX Technologies, Inc 239
383 Cadre Holdings, Inc 15
1,104 Carlisle Cos, Inc 497
19,859 Carrier Global Corp 1,598
11,370 Caterpillar, Inc 4,447
19,975 (a),(b) ChargePoint Holdings, Inc 27
1,052 (a) Chart Industries, Inc 131
17,876 CNH Industrial NV 198
840 Columbus McKinnon Corp 30
844 Comfort Systems USA, Inc 329
714 (a) Construction Partners, Inc 50
3,982 (a) Core & Main, Inc 177
1,126 Crane Co 178
302 CSW Industrials, Inc 111
3,047 Cummins, Inc 987

Stock Index Account

Portfolio of Investments September 30, 2024
(continued)
SHARES DESCRIPTION VALUE (000)
CAPITAL GOODS (continued)
931 Curtiss-Wright Corp $ 306
1,008 (a) Custom Truck One Source, Inc 3
5,890 Deere & Co 2,458
3,443 (a) DNOW, Inc 45
2,747 Donaldson Co, Inc 202
932 Douglas Dynamics, Inc 26
3,406 Dover Corp 653
290 (a) Ducommun, Inc 19
567 (a) DXP Enterprises, Inc 30
561 (a) Dycom Industries, Inc 111
9,259 Eaton Corp plc 3,069
1,112 EMCOR Group, Inc 479
13,302 Emerson Electric Co 1,455
1,368 (a) Energy Recovery, Inc 24
11,731 (a),(b) Energy Vault Holdings, Inc 11
1,030 Enerpac Tool Group Corp 43
953 EnerSys 97
2,981 (a),(b) Enovix Corp 28
479 EnPro Industries, Inc 78
1,154 Esab Corp 123
605 ESCO Technologies, Inc 78
13,738 Fastenal Co 981
1,459 Federal Signal Corp 136
2,943 Flowserve Corp 152
786 (a) Fluence Energy, Inc 18
4,066 (a) Fluor Corp 194
8,246 Fortive Corp 651
2,993 Fortune Brands Innovations, Inc 268
842 Franklin Electric Co, Inc 88
15,823 (a),(b) Freyr Battery, Inc 15
2,373 FTAI Aviation Ltd 315
28,248 (a),(b) FuelCell Energy, Inc 11
4,917 (a) Gates Industrial Corp plc 86
649 GATX Corp 86
6,357 (a) GE Vernova, Inc 1,621
1,335 (a) Generac Holdings, Inc 212
6,309 General Dynamics Corp 1,907
25,417 General Electric Co 4,793
584 (a) Gibraltar Industries, Inc 41
461 Global Industrial Co 16
922 (a) GMS, Inc 84
678 Gorman-Rupp Co 26
3,932 Graco, Inc 344
5,120 (a),(b) GrafTech International Ltd 7
496 (a) Graham Corp 15
945 Granite Construction, Inc 75
2,253 (a) Great Lakes Dredge & Dock Corp 24
718 Greenbrier Cos, Inc 37
1,120 Griffon Corp 78
684 H&E Equipment Services, Inc 33
1,521 (a) Hayward Holdings, Inc 23
1,082 HEICO Corp 283
1,837 HEICO Corp (Class A) 374
922 Helios Technologies, Inc 44
787 Herc Holdings, Inc 125
2,098 Hexcel Corp 130
1,241 Hillenbrand, Inc 35
3,242 (a) Hillman Solutions Corp 34
15,102 Honeywell International, Inc 3,122
9,723 Howmet Aerospace, Inc 975
1,307 Hubbell, Inc 560
1,076 (a) Hudson Technologies, Inc 9

SHARES DESCRIPTION VALUE (000)
CAPITAL GOODS (continued)
905 Huntington Ingalls Industries, Inc $ 239
3,375 (a) Hyliion Holdings Corp 8
404 Hyster-Yale Materials Handling, Inc 26
1,817 IDEX Corp 390
298 (a) IES Holdings, Inc 60
6,983 Illinois Tool Works, Inc 1,830
9,502 Ingersoll Rand, Inc 933
716 Insteel Industries, Inc 22
1,963 ITT, Inc 294
1,876 (a) Janus International Group, Inc 19
452 (a) JELD-WEN Holding, Inc 7
583 John Bean Technologies Corp 57
15,665 Johnson Controls International plc 1,216
242 Kadant, Inc 82
672 Karat Packaging, Inc 17
1,707 Kennametal, Inc 44
3,783 (a) Kratos Defense & Security Solutions, Inc 88
4,577 L3Harris Technologies, Inc 1,089
542 (a) Lawson Products, Inc 21
769 Lennox International, Inc 465
1,340 (a) Leonardo DRS, Inc 38
243 (a) Limbach Holdings, Inc 18
1,325 Lincoln Electric Holdings, Inc 254
220 Lindsay Corp 27
249 (a),(b) Loar Holdings, Inc 19
4,943 Lockheed Martin Corp 2,889
1,218 LSI Industries, Inc 20
800 Luxfer Holdings plc 10
1,198 (a) Manitowoc Co, Inc 12
4,670 Masco Corp 392
1,409 (a) Mastec, Inc 173
3,438 (a) Masterbrand, Inc 64
1,366 (a) Matrix Service Co 16
412 McGrath RentCorp 43
3,915 MDU Resources Group, Inc 107
1,473 (a) Mercury Computer Systems, Inc 55
1,179 (a) Middleby Corp 164
446 Miller Industries, Inc 27
753 Moog, Inc (Class A) 152
2,142 (a) MRC Global, Inc 27
950 MSC Industrial Direct Co (Class A) 82
2,548 Mueller Industries, Inc 189
4,045 Mueller Water Products, Inc (Class A) 88
368 (a) MYR Group, Inc 38
206 National Presto Industries, Inc 15
2,507 (a) NEXTracker, Inc 94
1,425 Nordson Corp 374
3,225 Northrop Grumman Corp 1,703
371 (a) Northwest Pipe Co 17
1,422 (a),(b) NuScale Power Corp 16
3,973 nVent Electric plc 279
117 Omega Flex, Inc 6
1,215 Oshkosh Corp 122
9,418 Otis Worldwide Corp 979
1,985 Owens Corning, Inc 350
11,633 PACCAR, Inc 1,148
766 Park Aerospace Corp 10
2,977 Parker-Hannifin Corp 1,881
598 Park-Ohio Holdings Corp 18
1,095 (a) Parsons Corp 114
4,201 Pentair plc 411
15,032 (a),(b) Plug Power, Inc 34

Stock Index Account

Portfolio of Investments September 30, 2024
(continued)
SHARES DESCRIPTION VALUE (000)
CAPITAL GOODS (continued)
112 Powell Industries, Inc $ 25
96 Preformed Line Products Co 12
1,452 Primoris Services Corp 84
784 (a) Proto Labs, Inc 23
905 Quanex Building Products Corp 25
3,509 Quanta Services, Inc 1,046
672 (a) RBC Bearings, Inc 201
1,690 Regal-Beloit Corp 280
4,524 (a) Resideo Technologies, Inc 91
432 REV Group, Inc 12
6,127 (a),(b) Rocket Lab USA, Inc 60
2,694 Rockwell Automation, Inc 723
31,112 RTX Corp 3,770
577 Rush Enterprises, Inc 28
1,317 Rush Enterprises, Inc (Class A) 70
3,523 Sensata Technologies Holding plc 126
4,388 (a) Shoals Technologies Group, Inc 25
1,169 Shyft Group, Inc 15
1,040 Simpson Manufacturing Co, Inc 199
1,100 (a) SiteOne Landscape Supply, Inc 166
1,232 Snap-On, Inc 357
2,445 (a) Spirit Aerosystems Holdings, Inc (Class A) 80
1,179 (a) SPX Technologies, Inc 188
277 Standex International Corp 51
3,691 Stanley Black & Decker, Inc 407
634 (a) Sterling Construction Co, Inc 92
5,206 (a) Sunrun, Inc 94
535 Tecnoglass, Inc 37
647 Tennant Co 62
1,674 Terex Corp 89
4,193 Textron, Inc 371
853 (a) Thermon Group Holdings, Inc 25
1,628 Timken Co 137
1,266 (a) Titan International, Inc 10
491 (a) Titan Machinery, Inc 7
2,319 Toro Co 201
5,334 Trane Technologies plc 2,073
100 (a) Transcat, Inc 12
1,275 TransDigm Group, Inc 1,820
2,846 (a) Trex Co, Inc 189
1,947 Trinity Industries, Inc 68
1,451 (a) Triumph Group, Inc 19
1,399 (a) Tutor Perini Corp 38
1,356 UFP Industries, Inc 178
1,595 United Rentals, Inc 1,292
455 (a) V2X, Inc 25
412 Valmont Industries, Inc 119
8,415 Vertiv Holdings Co 837
649 (a) Vicor Corp 27
3,149 (a) Virgin Galactic Holdings, Inc 19
953 W.W. Grainger, Inc 990
1,281 Wabash National Corp 25
806 Watsco, Inc 396
645 Watts Water Technologies, Inc (Class A) 134
1,139 WESCO International, Inc 191
4,018 Westinghouse Air Brake Technologies Corp 730
4,244 (a) WillScot Mobile Mini Holdings Corp 160
1,458 Woodward Inc 250
911 (a) Xometry, Inc 17
5,577 Xylem, Inc 753

SHARES DESCRIPTION VALUE (000)
CAPITAL GOODS (continued)
2,712 Zurn Elkay Water Solutions Corp $ 97
TOTAL CAPITAL GOODS 85,196
COMMERCIAL & PROFESSIONAL SERVICES - 1.6%
1,382 ABM Industries, Inc 73
3,257 ACCO Brands Corp 18
2,888 (a) ACV Auctions, Inc 59
8,912 (a) Alight, Inc 66
2,818 (a) Amentum Holdings, Inc 91
452 Aris Water Solution, Inc 8
1,075 (a) ASGN, Inc 100
20,031 (a) Aurora Innovation, Inc 119
9,538 Automatic Data Processing, Inc 2,639
1,096 Barrett Business Services, Inc 41
3,140 Booz Allen Hamilton Holding Corp 511
511 (a) BrightView Holdings, Inc 8
1,108 Brink's Co 128
2,748 Broadridge Financial Solutions, Inc 591
486 (a) CACI International, Inc (Class A) 245
1,375 (a) Casella Waste Systems, Inc (Class A) 137
1,147 (a) CBIZ, Inc 77
756 (a) CECO Environmental Corp 21
188 (a) Cimpress plc 15
7,980 Cintas Corp 1,643
6,385 (a) Clarivate plc 45
1,167 (a) Clean Harbors, Inc 282
805 Concentrix Corp 41
5,536 (a) Conduent, Inc 22
19,839 (a) Copart, Inc 1,040
3,089 (a) CoreCivic, Inc 39
9,436 (a) CoStar Group, Inc 712
260 CRA International, Inc 46
416 CSG Systems International, Inc 20
1,062 Deluxe Corp 21
1,159 (a) Driven Brands Holdings, Inc 17
6,346 Dun & Bradstreet Holdings, Inc 73
1,051 Ennis, Inc 26
2,895 Equifax, Inc 851
3,860 (a) ExlService Holdings, Inc 147
1,272 Exponent, Inc 147
972 (a) First Advantage Corp 19
381 (a) Forrester Research, Inc 7
419 (a) Franklin Covey Co 17
784 (a) FTI Consulting, Inc 178
3,395 Genpact Ltd 133
3,108 (a) GEO Group, Inc 40
2,590 (a) Harsco Corp 27
2,398 (a) Healthcare Services Group 27
711 Heidrick & Struggles International, Inc 28
1,885 Herman Miller, Inc 47
1,041 HireQuest, Inc 15
850 HNI Corp 46
307 (a) Huron Consulting Group, Inc 33
379 ICF International, Inc 63
975 Insperity, Inc 86
1,293 Interface, Inc 25
2,818 Jacobs Solutions, Inc 369
3,101 KBR, Inc 202
1,192 Kelly Services, Inc (Class A) 25
681 Kforce, Inc 42
1,237 Korn/Ferry International 93
2,559 (a) Legalzoom.com, Inc 16
3,081 Leidos Holdings, Inc 502

Stock Index Account

Portfolio of Investments September 30, 2024
(continued)
SHARES DESCRIPTION VALUE (000)
COMMERCIAL & PROFESSIONAL SERVICES (continued)
664 (a) Liquidity Services, Inc $ 15
1,099 Manpower, Inc 81
271 Matthews International Corp (Class A) 6
1,544 MAXIMUS, Inc 144
640 (a) Montrose Environmental Group, Inc 17
877 MSA Safety, Inc 156
563 NL Industries, Inc 4
291 (a) NV5 Global, Inc 27
1,699 (a) OPENLANE, Inc 29
7,553 Paychex, Inc 1,014
1,327 Paycom Software, Inc 221
4,382 (a) Performant Financial Corp 16
69 Pitney Bowes, Inc 0^
3,913 (a) Planet Labs PBC 9
4,295 RB Global, Inc 346
1,304 (a) Red Violet, Inc 37
4,769 Republic Services, Inc 958
1,107 Resources Connection, Inc 11
2,545 Robert Half International, Inc 172
6,700 Rollins, Inc 339
1,180 Science Applications International Corp 164
4,870 SS&C Technologies Holdings, Inc 361
3,128 Steelcase, Inc (Class A) 42
2,380 (a) Stericycle, Inc 145
422 (a) Sterling Check Corp 7
6,045 Tetra Tech, Inc 285
4,615 TransUnion 483
839 TriNet Group, Inc 81
720 (a) TrueBlue, Inc 6
541 TTEC Holdings, Inc 3
345 Unifirst Corp 69
3,454 (a) Upwork, Inc 36
5,656 Veralto Corp 633
3,311 Verisk Analytics, Inc 887
3,457 (a) Verra Mobility Corp 96
3,046 Vestis Corp 45
679 (a) Viad Corp 24
340 VSE Corp 28
9,398 Waste Management, Inc 1,951
279 (a) Willdan Group, Inc 11
1,104 (a) WNS Holdings Ltd 58
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 21,176
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 5.4%
966 (a) 1-800-FLOWERS.COM, Inc (Class A) 8
1,062 Aaron's Co, Inc 11
1,255 (a) Abercrombie & Fitch Co (Class A) 176
1,605 Academy Sports & Outdoors, Inc 94
1,149 Advance Auto Parts, Inc 45
216,679 (a) Amazon.com, Inc 40,374
3,778 American Eagle Outfitters, Inc 85
154 (a) America's Car-Mart, Inc 6
1,221 Arhaus, Inc 15
2,460 Arko Corp 17
416 (a) Asbury Automotive Group, Inc 99
576 (a) Autonation, Inc 103
397 (a) Autozone, Inc 1,251
4,924 Bath & Body Works, Inc 157
5,174 Best Buy Co, Inc 534
819 (a) Boot Barn Holdings, Inc 137
524 Buckle, Inc 23
326 Build-A-Bear Workshop, Inc 11
1,496 (a) Burlington Stores, Inc 394

SHARES DESCRIPTION VALUE (000)
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL (continued)
1,001 Caleres, Inc $ 33
895 Camping World Holdings, Inc 22
3,787 (a) Carmax, Inc 293
2,528 (a) Carvana Co 440
717 (a) Citi Trends, Inc 13
26,224 (a) Coupang, Inc 644
1,606 (b) Designer Brands, Inc 12
1,452 (a) Destination XL Group, Inc 4
1,433 Dick's Sporting Goods, Inc 299
17 (b) Dillard's, Inc (Class A) 6
11,559 eBay, Inc 753
2,748 (a) Etsy, Inc 153
2,017 (a) EVgo, Inc 8
4,491 Ferguson Enterprises, Inc 892
955 (a) Five Below, Inc 84
2,514 (a) Floor & Decor Holdings, Inc 312
1,965 Foot Locker, Inc 51
576 (a) Funko, Inc 7
8,925 (a) GameStop Corp (Class A) 205
4,912 Gap, Inc 108
365 (a) Genesco, Inc 10
3,294 Genuine Parts Co 460
559 (a),(b) GigaCloud Technology, Inc 13
311 Group 1 Automotive, Inc 119
1,619 (a) GrowGeneration Corp 3
715 Haverty Furniture Cos, Inc 20
23,104 Home Depot, Inc 9,362
1,925 (b) Kohl's Corp 41
487 (a) Lands' End, Inc 8
4,195 (a) Leslie's, Inc 13
597 Lithia Motors, Inc (Class A) 190
6,559 LKQ Corp 262
13,369 Lowe's Cos, Inc 3,621
5,015 Macy's, Inc 79
530 (a) MarineMax, Inc 19
759 Monro Muffler, Inc 22
415 Murphy USA, Inc 204
2,416 (a) National Vision Holdings, Inc 26
2,955 Nordstrom, Inc 66
1,066 (a) ODP Corp 32
1,485 (a) Ollie's Bargain Outlet Holdings, Inc 144
266 (a),(b) OneWater Marine, Inc 6
1,331 (a) O'Reilly Automotive, Inc 1,533
1,209 (a) Overstock.com, Inc 12
389 Penske Auto Group, Inc 63
1,980 (a) Petco Health & Wellness Co, Inc 9
922 Pool Corp 347
11,944 (a),(b) RealReal, Inc 37
1,063 (a) Revolve Group, Inc 26
380 (a) RH 127
7,298 Ross Stores, Inc 1,098
2,402 (a) Sally Beauty Holdings, Inc 33
697 (a),(b) Savers Value Village, Inc 7
646 Shoe Carnival, Inc 28
881 Signet Jewelers Ltd 91
760 (a) Sleep Number Corp 14
31 Sonic Automotive, Inc (Class A) 2
1,770 (a) Stitch Fix, Inc 5
1,616 (a) ThredUp, Inc 1
432 (a) Tilly's, Inc 2
26,332 TJX Cos, Inc 3,095
2,405 Tractor Supply Co 700

Stock Index Account

Portfolio of Investments September 30, 2024
(continued)
SHARES DESCRIPTION VALUE (000)
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL (continued)
1,128 (a) Ulta Beauty, Inc $ 439
1,277 Upbound Group, Inc 41
1,483 (a) Urban Outfitters, Inc 57
3,406 (a) Valvoline, Inc 143
840 (a) Victoria's Secret & Co 22
2,402 (a) Warby Parker, Inc 39
2,236 (a),(b) Wayfair, Inc 126
663 Weyco Group, Inc 23
3,054 Williams-Sonoma, Inc 473
94 Winmark Corp 36
686 (a) Zumiez, Inc 15
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 71,243
CONSUMER DURABLES & APPAREL - 1.1%
821 Acushnet Holdings Corp 52
524 (a),(b) Amer Sports, Inc 8
1,837 (a) AMMO, Inc 3
1,140 (a) Beazer Homes USA, Inc 39
758 (a) BK LC Lux Finco 2 Sarl 37
1,299 Brunswick Corp 109
3,596 (a) Callaway Golf Co 39
2,222 (a) Capri Holdings Ltd 94
547 Carter's, Inc 36
237 (a) Cavco Industries, Inc 101
629 Century Communities, Inc 65
729 Clarus Corp 3
606 Columbia Sportswear Co 50
1,268 Cricut, Inc 9
1,275 (a) Crocs, Inc 185
3,510 (a) Deckers Outdoor Corp 560
7,119 DR Horton, Inc 1,358
643 (a) Dream Finders Homes, Inc 23
958 Ethan Allen Interiors, Inc 31
3,672 (a) Garmin Ltd 646
1,295 (a) G-III Apparel Group Ltd 40
4,066 (a) GoPro, Inc 6
352 (a) Green Brick Partners, Inc 29
8,742 (a) Hanesbrands, Inc 64
3,286 Hasbro, Inc 238
712 (a) Helen of Troy Ltd 44
544 Hooker Furniture Corp 10
148 (a) Hovnanian Enterprises, Inc 30
608 Installed Building Products, Inc 150
883 (a) iRobot Corp 8
232 Johnson Outdoors, Inc 8
1,357 KB Home 116
1,320 Kontoor Brands, Inc 108
412 (a) Latham Group, Inc 3
935 La-Z-Boy, Inc 40
3,082 Leggett & Platt, Inc 42
5,603 Lennar Corp (Class A) 1,050
349 Lennar Corp (Class B) 60
241 (a) LGI Homes, Inc 29
336 (a) Lovesac Co 10
2,898 (a) Lululemon Athletica, Inc 786
561 (a) M/I Homes, Inc 96
688 (a) Malibu Boats, Inc 27
441 Marine Products Corp 4
673 (a) MasterCraft Boat Holdings, Inc 12
7,453 (a) Mattel, Inc 142
893 Meritage Homes Corp 183
1,156 (a) Mohawk Industries, Inc 186
638 Movado Group, Inc 12

SHARES DESCRIPTION VALUE (000)
CONSUMER DURABLES & APPAREL (continued)
6,890 Newell Rubbermaid, Inc $ 53
28,363 Nike, Inc (Class B) 2,507
68 (a) NVR, Inc 667
274 (b) Oxford Industries, Inc 24
8,335 (a) Peloton Interactive, Inc 39
1,013 Polaris Industries, Inc 84
4,574 Pulte Homes, Inc 657
1,386 (a),(b) Purple Innovation, Inc 1
1,375 PVH Corp 139
924 Ralph Lauren Corp 179
110 Rocky Brands, Inc 4
1,588 SharkNinja Global SPV Ltd 173
3,296 (a) Skechers U.S.A., Inc (Class A) 221
1,083 (a) Skyline Champion Corp 103
1,649 Smith & Wesson Brands, Inc 21
3,687 (a) Sonos, Inc 45
1,625 Steven Madden Ltd 80
311 Sturm Ruger & Co, Inc 13
5,336 Tapestry, Inc 251
2,373 (a) Taylor Morrison Home Corp 167
3,622 Tempur Sealy International, Inc 198
2,490 Toll Brothers, Inc 385
798 (a) TopBuild Corp 325
1,572 (a) Tri Pointe Homes, Inc 71
5,744 (a) Under Armour, Inc (Class A) 51
5,391 (a) Under Armour, Inc (Class C) 45
2,696 (a) Vera Bradley, Inc 15
8,194 VF Corp 163
997 (a) Vista Outdoor, Inc 39
1,629 (a),(b) Vizio Holding Corp 18
1,037 Whirlpool Corp 111
2,662 Wolverine World Wide, Inc 46
1,532 (a) YETI Holdings, Inc 63
TOTAL CONSUMER DURABLES & APPAREL 13,939
CONSUMER SERVICES - 2.2%
1,229 (a) Accel Entertainment, Inc 14
4,141 ADT, Inc 30
822 (a) Adtalem Global Education, Inc 62
10,265 (a) Airbnb, Inc 1,302
6,092 Aramark 236
925 (a) BALLY'S CORP 16
39 (a) Biglari Holdings, Inc (B Shares) 7
817 (a) BJ's Restaurants, Inc 27
275 Bloomin' Brands, Inc 5
791 Booking Holdings, Inc 3,332
1,802 Boyd Gaming Corp 117
1,258 (a) Bright Horizons Family Solutions, Inc 176
1,062 (a) Brinker International, Inc 81
5,302 (a) Caesars Entertainment, Inc 221
23,974 (a) Carnival Corp 443
318 Carriage Services, Inc 10
1,811 (a) Cava Group, Inc 224
1,085 Cheesecake Factory 44
3,631 (a) Chegg, Inc 6
32,288 (a) Chipotle Mexican Grill, Inc (Class A) 1,860
891 Choice Hotels International, Inc 116
1,672 Churchill Downs, Inc 226
427 (a) Chuy's Holdings, Inc 16
2,931 (a) Coursera, Inc 23
711 (b) Cracker Barrel Old Country Store, Inc 32
2,733 Darden Restaurants, Inc 449
419 (a) Dave & Buster's Entertainment, Inc 14

Stock Index Account

Portfolio of Investments September 30, 2024
(continued)
SHARES DESCRIPTION VALUE (000)
CONSUMER SERVICES (continued)
1,296 (a) Denny's Corp $ 8
1,465 (a) Despegar.com Corp 18
458 Dine Brands Global Inc. 14
783 Domino's Pizza, Inc 337
8,093 (a) DoorDash, Inc 1,155
10,269 (a) DraftKings, Inc 403
880 (a) Duolingo, Inc 248
2,197 (a) Dutch Bros, Inc 70
809 (a) El Pollo Loco Holdings, Inc 11
125 (a),(c) Empire Resorts, Inc 0^
455 (a) European Wax Center, Inc 3
2,472 (a) Everi Holdings, Inc 33
3,035 (a) Expedia Group, Inc 449
723 (a) First Watch Restaurant Group, Inc 11
1,502 (a) Frontdoor, Inc 72
870 (a) Full House Resorts, Inc 4
2,989 (a),(b) Global Business Travel Group I 23
412 Golden Entertainment, Inc 13
63 Graham Holdings Co 52
663 (a) Grand Canyon Education, Inc 94
3,457 H&R Block, Inc 220
1,757 (a) Hilton Grand Vacations, Inc 64
5,712 Hilton Worldwide Holdings, Inc 1,317
969 Hyatt Hotels Corp 147
494 (a) Inspired Entertainment, Inc 5
2,584 International Game Technology plc 55
410 Jack in the Box, Inc 19
2,068 Krispy Kreme, Inc 22
155 (a),(b) Kura Sushi USA, Inc 13
8,238 Las Vegas Sands Corp 415
3,222 Laureate Education, Inc 54
989 (a) Life Time Group Holdings, Inc 24
2,166 (a) Light & Wonder, Inc 197
1,286 (a) Lincoln Educational Services Corp 15
608 (a) Lindblad Expeditions Holdings, Inc 6
5,349 Marriott International, Inc (Class A) 1,330
324 Marriott Vacations Worldwide Corp 24
16,793 McDonald's Corp 5,114
5,853 (a) MGM Resorts International 229
1,527 (a) Mister Car Wash, Inc 10
388 Monarch Casino & Resort, Inc 31
2,864 (a),(b) Mondee Holdings, Inc 4
324 Nathan's Famous, Inc 26
9,905 (a) Norwegian Cruise Line Holdings Ltd 203
465 (a) ONE Group Hospitality, Inc 2
1,416 OneSpaWorld Holdings Ltd 23
792 Papa John's International, Inc 43
3,518 (a) Penn National Gaming, Inc 66
600 Perdoceo Education Corp 13
2,081 (a) Planet Fitness, Inc 169
1,370 (a) PlayAGS, Inc 16
417 (a),(b) Portillo's, Inc 6
330 RCI Hospitality Holdings, Inc 15
925 Red Rock Resorts, Inc 50
5,532 Royal Caribbean Cruises Ltd 981
1,353 (a) Rush Street Interactive, Inc 15
10,188 (a) Sabre Corp 37
771 (a) SeaWorld Entertainment, Inc 39
3,342 Service Corp International 264
1,083 (a) Shake Shack, Inc 112
2,208 Six Flags Entertainment Corp 89
26,367 Starbucks Corp 2,571

SHARES DESCRIPTION VALUE (000)
CONSUMER SERVICES (continued)
673 Strategic Education, Inc $ 62
1,099 (a) Stride, Inc 94
3,619 Super Group SGHC Ltd 13
2,381 (a) Sweetgreen, Inc 84
829 (a) Target Hospitality Corp 6
1,600 Texas Roadhouse, Inc (Class A) 283
1,997 Travel & Leisure Co 92
1,856 (a) Udemy, Inc 14
941 (a) Universal Technical Institute, Inc 15
1,020 Vail Resorts, Inc 178
4,018 Wendy's Co 70
686 Wingstop, Inc 285
1,887 Wyndham Hotels & Resorts, Inc 147
2,451 Wynn Resorts Ltd 235
371 (a) Xponential Fitness, Inc 5
6,520 Yum! Brands, Inc 911
TOTAL CONSUMER SERVICES 28,656
CONSUMER STAPLES DISTRIBUTION & RETAIL - 1.8%
9,504 Albertsons Cos, Inc 176
1,108 Andersons, Inc 56
3,057 (a) BJ's Wholesale Club Holdings, Inc 252
889 Casey's General Stores, Inc 334
776 (a) Chefs' Warehouse, Inc 33
10,307 Costco Wholesale Corp 9,137
5,276 Dollar General Corp 446
5,152 (a) Dollar Tree, Inc 362
2,474 (a) Grocery Outlet Holding Corp 43
1,600 (a) HF Foods Group, Inc 6
202 Ingles Markets, Inc (Class A) 15
15,350 Kroger Co 880
4,130 (a) Maplebear, Inc 168
345 Natural Grocers by Vitamin Cottage, Inc 10
3,668 (a) Performance Food Group Co 288
358 Pricesmart, Inc 33
957 SpartanNash Co 21
2,515 (a) Sprouts Farmers Market, Inc 278
12,045 Sysco Corp 940
10,906 Target Corp 1,700
141 (a) United Natural Foods, Inc 2
5,194 (a) US Foods Holding Corp 319
292 Village Super Market (Class A) 9
15,831 Walgreens Boots Alliance, Inc 142
101,042 Walmart, Inc 8,159
313 Weis Markets, Inc 22
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 23,831
ENERGY - 3.5%
1,272 (a) Amplify Energy Corp 8
8,958 Antero Midstream Corp 135
7,090 (a) Antero Resources Corp 203
7,983 APA Corp 195
3,123 Archrock, Inc 63
577 Ardmore Shipping Corp 10
1,601 (b) Atlas Energy Solutions, Inc 35
22,604 Baker Hughes Co 817
1,669 Berry Corp 9
4,580 (b) Borr Drilling Ltd 25
510 (a) Bristow Group, Inc 18
18,244 Cabot Oil & Gas Corp 437
1,403 Cactus, Inc 84
2,028 California Resources Corp 106
230 (a) Centrus Energy Corp 13
4,600 ChampionX Corp 139

Stock Index Account

Portfolio of Investments September 30, 2024
(continued)
SHARES DESCRIPTION VALUE (000)
ENERGY (continued)
5,355 Cheniere Energy, Inc $ 963
2,785 Chesapeake Energy Corp 229
40,139 Chevron Corp 5,911
1,511 Chord Energy Corp 197
1,939 Civitas Resources, Inc 98
4,074 (a) Clean Energy Fuels Corp 13
3,718 (a) CNX Resources Corp 121
2,351 (b) Comstock Resources, Inc 26
27,586 ConocoPhillips 2,904
659 CONSOL Energy, Inc 69
61 Core Laboratories, Inc 1
1,173 Crescent Energy Co 13
875 (b) CVR Energy, Inc 20
1,510 Delek US Holdings, Inc 28
15,110 Devon Energy Corp 591
3,198 DHT Holdings, Inc 35
4,269 Diamondback Energy, Inc 736
1,119 (b) Diversified Energy Co plc 13
535 (a) DMC Global, Inc 7
1,083 Dorian LPG Ltd 37
4,717 (a) Drilling Tools International Corp 18
2,182 DT Midstream, Inc 172
2,536 (a),(b) Empire Petroleum Corp 13
3,799 (a) Encore Energy Corp 15
4,018 (a),(b) Energy Fuels, Inc 22
13,429 EOG Resources, Inc 1,651
13,727 EQT Corp 503
3,165 Evolution Petroleum Corp 17
428 Excelerate Energy, Inc 9
1,917 (a) Expro Group Holdings NV 33
104,646 Exxon Mobil Corp 12,267
691 FLEX LNG Ltd 18
981 (a) Forum Energy Technologies, Inc 15
2,739 Golar LNG Ltd 101
2,448 Granite Ridge Resources, Inc 15
1,490 (a) Green Plains, Inc 20
278 (a) Gulfport Energy Operating Corp 42
19,389 Halliburton Co 563
1,956 (a) Helix Energy Solutions Group, Inc 22
2,301 Helmerich & Payne, Inc 70
6,651 Hess Corp 903
3,473 HF Sinclair Corp 155
1,195 (a) Innovex International, Inc 18
404 International Seaways, Inc 21
46,540 Kinder Morgan, Inc 1,028
394 Kinetik Holdings, Inc 18
472 Kodiak Gas Services, Inc 14
4,919 (a) Kosmos Energy Ltd 20
3,840 Liberty Energy, Inc 73
4,177 Magnolia Oil & Gas Corp 102
13,715 Marathon Oil Corp 365
8,458 Marathon Petroleum Corp 1,378
2,911 Matador Resources Co 144
2,664 Murphy Oil Corp 90
238 (a) Nabors Industries Ltd 15
726 Nacco Industries, Inc (Class A) 21
1,311 (b) New Fortress Energy, Inc 12
3,366 (a) Newpark Resources, Inc 23
2,786 (a) NextDecade Corp 13
3,704 Noble Corp plc 134
4,171 Nordic American Tankers Ltd 15
2,343 Northern Oil and Gas, Inc 83

SHARES DESCRIPTION VALUE (000)
ENERGY (continued)
8,892 NOV, Inc $ 142
15,301 Occidental Petroleum Corp 789
2,352 (a) Oceaneering International, Inc 58
2,073 (a) Oil States International, Inc 10
13,618 ONEOK, Inc 1,241
6,170 Ovintiv, Inc 236
1,291 (a) Par Pacific Holdings, Inc 23
7,160 Patterson-UTI Energy, Inc 55
2,663 PBF Energy, Inc 82
1,909 Peabody Energy Corp 51
15,047 Permian Resources Corp 205
9,891 Phillips 66 1,300
17 (a) PrimeEnergy Corp 2
2,609 (a) ProPetro Holding Corp 20
5,850 Range Resources Corp 180
702 (a) Rex American Resources Corp 33
257 Riley Exploration Permian, Inc 7
2,001 (a),(b) Ring Energy, Inc 3
2,256 RPC, Inc 14
1,202 (a) Sable Offshore Corp 28
792 SandRidge Energy, Inc 10
34,308 Schlumberger Ltd 1,439
993 Scorpio Tankers, Inc 71
2,348 (a) SEACOR Marine Holdings, Inc 23
1,338 (a) Seadrill Ltd 53
1,587 Select Water Solutions, Inc 18
2,365 SFL Corp Ltd 27
915 Sitio Royalties Corp 19
2,674 SM Energy Co 107
886 Solaris Oilfield Infrastructure, Inc 11
26,298 (a) Southwestern Energy Co 187
1,668 (a) Talos Energy, Inc 17
5,126 Targa Resources Corp 759
10,254 TechnipFMC plc 269
2,111 (a) Teekay Corp 19
560 Teekay Tankers Ltd 33
3,440 (a) Tetra Technologies, Inc 11
412 Texas Pacific Land Corp 365
1,174 (a) Tidewater, Inc 84
8,317 (a),(b) Transocean Ltd 35
7,605 (a) Uranium Energy Corp 47
16,622 (a),(b) Ur-Energy, Inc 20
1,428 Vaalco Energy, Inc 8
2,158 (a) Valaris Ltd 120
7,468 Valero Energy Corp 1,008
2,185 Viper Energy Partners LP 99
458 (a) Vital Energy, Inc 12
758 Vitesse Energy, Inc 18
3,587 W&T Offshore, Inc 8
1,619 Weatherford International plc 137
29,217 Williams Cos, Inc 1,334
1,402 World Fuel Services Corp 43
TOTAL ENERGY 45,430
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 2.6%
1,964 Acadia Realty Trust 46
2,147 Agree Realty Corp 162
1,433 Alexander & Baldwin, Inc 28
113 Alexander's, Inc 27
4,161 Alexandria Real Estate Equities, Inc 494
1,558 Alpine Income Property Trust, Inc 28
241 American Assets Trust, Inc 6
1,549 American Healthcare REIT, Inc 40

Stock Index Account

Portfolio of Investments September 30, 2024
(continued)
SHARES DESCRIPTION VALUE (000)
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) (continued)
7,842 American Homes 4 Rent $ 301
10,898 American Tower Corp 2,534
6,225 Americold Realty Trust, Inc 176
1,908 (a) Apartment Investment and Management Co 17
4,526 Apple Hospitality REIT, Inc 67
1,658 Armada Hoffler Properties, Inc 18
3,250 AvalonBay Communities, Inc 732
3,769 Boston Properties, Inc 303
1,555 Braemar Hotels & Resorts, Inc 5
3,704 Brandywine Realty Trust 20
7,618 Brixmor Property Group, Inc 212
4,091 Broadstone Net Lease, Inc 78
552 BRT Apartments Corp 10
2,484 Camden Property Trust 307
3,211 CareTrust REIT, Inc 99
1,043 CBL & Associates Properties, Inc 26
460 Centerspace 32
1,449 Chatham Lodging Trust 12
1,087 City Office REIT, Inc 6
544 Clipper Realty, Inc 3
753 Community Healthcare Trust, Inc 14
2,602 Corporate Office Properties Trust 79
4,434 Cousins Properties, Inc 131
10,583 Crown Castle, Inc 1,255
588 CTO Realty Growth, Inc 11
5,793 CubeSmart 312
3,732 DiamondRock Hospitality Co 33
7,652 Digital Realty Trust, Inc 1,238
7,300 Diversified Healthcare Trust 31
4,303 Douglas Emmett, Inc 76
1,724 Easterly Government Properties, Inc 23
1,084 EastGroup Properties, Inc 203
3,522 Empire State Realty Trust, Inc 39
1,203 EPR Properties 59
2,227 Equinix, Inc 1,977
2,060 (a) Equity Commonwealth 41
4,198 Equity Lifestyle Properties, Inc 299
9,067 Equity Residential 675
4,151 Essential Properties Realty Trust, Inc 142
1,559 Essex Property Trust, Inc 461
5,053 Extra Space Storage, Inc 911
967 (b) Farmland Partners, Inc 10
1,812 Federal Realty Investment Trust 208
3,144 First Industrial Realty Trust, Inc 176
1,561 Four Corners Property Trust, Inc 46
5,692 Gaming and Leisure Properties, Inc 293
1,064 Getty Realty Corp 34
881 Gladstone Commercial Corp 14
815 Gladstone Land Corp 11
1,479 Global Medical REIT, Inc 15
1,285 Global Net Lease, Inc 11
7,674 Healthcare Realty Trust, Inc 139
16,075 Healthpeak Properties, Inc 368
2,503 Highwoods Properties, Inc 84
16,728 Host Hotels & Resorts Inc 294
3,600 Hudson Pacific Properties, Inc 17
5,802 Independence Realty Trust, Inc 119
533 Innovative Industrial Properties, Inc 72
1,587 InvenTrust Properties Corp 45
14,307 Invitation Homes, Inc 504
7,001 Iron Mountain, Inc 832
577 JBG SMITH Properties 10

SHARES DESCRIPTION VALUE (000)
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) (continued)
2,453 Kilroy Realty Corp $ 95
15,811 Kimco Realty Corp 367
4,843 Kite Realty Group Trust 129
1,944 Lamar Advertising Co 260
6,924 Lexington Realty Trust 70
1,521 Lineage, Inc 119
838 LTC Properties, Inc 31
6,081 Macerich Co 111
1,163 Mack-Cali Realty Corp 21
9,859 Medical Properties Trust, Inc 58
2,787 Mid-America Apartment Communities, Inc 443
986 National Health Investors, Inc 83
4,146 National Retail Properties, Inc 201
927 National Storage Affiliates Trust 45
336 (b) NET Lease Office Properties 10
1,788 NETSTREIT Corp 30
662 NexPoint Residential Trust, Inc 29
5,263 Omega Healthcare Investors, Inc 214
574 One Liberty Properties, Inc 16
1,597 Orion Office REIT, Inc 6
2,970 Outfront Media, Inc 55
4,579 Paramount Group, Inc 23
2,943 Park Hotels & Resorts, Inc 42
738 Peakstone Realty Trust 10
4,334 Pebblebrook Hotel Trust 57
2,989 Phillips Edison & Co, Inc 113
3,343 Piedmont Office Realty Trust, Inc 34
628 Plymouth Industrial REIT, Inc 14
1,168 Postal Realty Trust, Inc 17
1,831 PotlatchDeltic Corp 82
21,708 Prologis, Inc 2,741
3,798 Public Storage, Inc 1,382
3,541 Rayonier, Inc 114
20,351 Realty Income Corp 1,291
4,213 Regency Centers Corp 304
3,775 Retail Opportunity Investments Corp 59
5,133 Rexford Industrial Realty, Inc 258
2,146 RLJ Lodging Trust 20
1,525 Ryman Hospitality Properties, Inc 164
4,837 Sabra Health Care REIT, Inc 90
830 Safehold, Inc 22
392 Saul Centers, Inc 16
2,579 SBA Communications Corp 621
742 Service Properties Trust 3
7,767 Simon Property Group, Inc 1,313
1,512 SITE Centers Corp 91
1,278 SL Green Realty Corp 89
3,739 STAG Industrial, Inc 146
235 (a) Star Holdings 3
3,928 Summit Hotel Properties, Inc 27
2,965 Sun Communities, Inc 401
4,521 Sunstone Hotel Investors, Inc 47
2,916 Tanger Factory Outlet Centers, Inc 97
2,271 Terreno Realty Corp 152
7,879 UDR, Inc 357
994 UMH Properties, Inc 20
3,786 Uniti Group, Inc 21
294 Universal Health Realty Income Trust 13
2,004 Urban Edge Properties 43
9,861 Ventas, Inc 632
24,615 (d) VICI Properties, Inc 820
4,805 Vornado Realty Trust 189

Stock Index Account

Portfolio of Investments September 30, 2024
(continued)
SHARES DESCRIPTION VALUE (000)
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) (continued)
356 Washington REIT $ 6
13,937 (d) Welltower, Inc 1,784
17,732 Weyerhaeuser Co 600
1,293 Whitestone REIT 18
5,004 WP Carey, Inc 312
994 Xenia Hotels & Resorts, Inc 15
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 34,167
FINANCIAL SERVICES - 7.7%
758 Affiliated Managers Group, Inc 135
5,810 (a) Affirm Holdings, Inc 237
17,363 (b) AGNC Investment Corp 182
315 Alerus Financial Corp 7
6,587 Ally Financial, Inc 234
406 (b) A-Mark Precious Metals, Inc 18
13,069 American Express Co 3,544
2,334 Ameriprise Financial, Inc 1,097
11,137 Annaly Capital Management, Inc 224
3,041 Apollo Commercial Real Estate Finance, Inc 28
12,112 Apollo Global Management, Inc 1,513
3,729 (b) Arbor Realty Trust, Inc 58
1,014 (b) Ares Commercial Real Estate Corp 7
4,280 Ares Management Corp 667
412 ARMOUR Residential REIT, Inc 8
1,731 Artisan Partners Asset Management, Inc 75
3,908 (a) AvidXchange Holdings, Inc 32
13 Banco Latinoamericano de Exportaciones S.A. (Class E) 0^
17,527 Bank of New York Mellon Corp 1,260
42,587 (a) Berkshire Hathaway, Inc 19,601
8,951 BGC Group, Inc 82
3,421 BlackRock, Inc 3,248
2,472 Blackstone Mortgage Trust, Inc 47
16,471 Blackstone, Inc 2,522
13,020 (a) Block, Inc 874
11,576 Blue Owl Capital, Inc 224
1,184 Bread Financial Holdings, Inc 56
1,604 Brightsphere Investment Group, Inc 41
3,033 BrightSpire Capital, Inc 17
4,774 Burford Capital Ltd 63
2,523 Cannae Holdings, Inc 48
1,535 (a) Cantaloupe, Inc 11
9,150 Capital One Financial Corp 1,370
5,682 Carlyle Group, Inc 245
576 Cass Information Systems, Inc 24
2,427 Cboe Global Markets, Inc 497
34,423 Charles Schwab Corp 2,231
1,947 Chimera Investment Corp 31
2,359 Claros Mortgage Trust, Inc 18
8,425 CME Group, Inc 1,859
853 Cohen & Steers, Inc 82
4,596 (a) Coinbase Global, Inc 819
1,463 Compass Diversified Trust 32
5,897 Corebridge Financial, Inc 172
1,601 (a) Corpay, Inc 501
129 (a) Credit Acceptance Corp 57
118 Diamond Hill Investment Group, Inc 19
5,896 Discover Financial Services 827
445 (a) Donnelley Financial Solutions, Inc 29
620 (b) Dynex Capital, Inc 8
1,030 (b) Ellington Financial, Inc 13
215 Enact Holdings, Inc 8
553 (a) Encore Capital Group, Inc 26
613 (a) Enova International, Inc 51

SHARES DESCRIPTION VALUE (000)
FINANCIAL SERVICES (continued)
7,778 Equitable Holdings, Inc $ 327
2,494 Essent Group Ltd 160
1,004 (a) Euronet Worldwide, Inc 100
904 Evercore Partners, Inc (Class A) 229
1,923 EVERTEC, Inc 65
917 Factset Research Systems, Inc 422
120 Federal Agricultural Mortgage Corp (FAMC) 23
13,024 Fidelity National Information Services, Inc 1,091
848 FirstCash Holdings, Inc 97
13,211 (a) Fiserv, Inc 2,373
2,549 (a) Flywire Corp 42
481 (a) Forge Global Holdings, Inc 1
48 Franklin BSP Realty Trust, Inc 1
6,849 Franklin Resources, Inc 138
559 GCM Grosvenor, Inc 6
6,015 Global Payments, Inc 616
7,424 Goldman Sachs Group, Inc 3,676
1,667 Granite Point Mortgage Trust, Inc 5
1,775 (a) Green Dot Corp 21
904 Hamilton Lane, Inc 152
2,171 Hannon Armstrong Sustainable Infrastructure Capital, Inc 75
1,184 Houlihan Lokey, Inc 187
351 (a) I3 Verticals, Inc 8
2,433 Interactive Brokers Group, Inc (Class A) 339
13,128 Intercontinental Exchange, Inc 2,109
677 (a) International Money Express, Inc 13
8,781 Invesco Ltd 154
645 Invesco Mortgage Capital, Inc 6
1,860 Jack Henry & Associates, Inc 328
1,661 Jackson Financial, Inc 152
3,234 Janus Henderson Group plc 123
4,323 Jefferies Financial Group, Inc 266
15,875 KKR & Co, Inc 2,073
933 KKR Real Estate Finance Trust, Inc 12
2,645 Ladder Capital Corp 31
2,463 Lazard, Inc 124
2,865 (a) LendingClub Corp 33
334 (a) LendingTree, Inc 19
1,798 LPL Financial Holdings, Inc 418
837 MarketAxess Holdings, Inc 214
11,987 (a) Marqeta, Inc 59
19,225 Mastercard, Inc (Class A) 9,493
77 Merchants Bancorp 3
2,348 MFA Financial, Inc 30
7,150 MGIC Investment Corp 183
1,603 Moelis & Co 110
202 (a) Moneylion, Inc 8
3,637 Moody's Corp 1,726
27,507 Morgan Stanley 2,867
584 Morningstar, Inc 186
1,830 (a) Mr Cooper Group, Inc 169
1,766 MSCI, Inc (Class A) 1,029
9,787 Nasdaq Stock Market, Inc 715
609 Navient Corp 10
1,078 (a) NCR Corp ATM 31
249 Nelnet, Inc (Class A) 28
619 (a) NerdWallet, Inc 8
2,274 New York Mortgage Trust, Inc 14
1,313 (a) NMI Holdings, Inc 54
4,855 Northern Trust Corp 437
2,990 OneMain Holdings, Inc 141
3,011 (a) Open Lending Corp 18

Stock Index Account

Portfolio of Investments September 30, 2024
(continued)
SHARES DESCRIPTION VALUE (000)
FINANCIAL SERVICES (continued)
651 Orchid Island Capital, Inc $ 5
1,141 P10, Inc 12
5,269 (a) Pagseguro Digital Ltd 45
1,422 Patria Investments Ltd 16
5,249 (a) Payoneer Global, Inc 40
23,564 (a) PayPal Holdings, Inc 1,839
1,007 (a) Paysafe Ltd 23
750 PennyMac Financial Services, Inc 86
2,070 PennyMac Mortgage Investment Trust 30
745 Perella Weinberg Partners 14
419 Piper Jaffray Cos 119
727 PJT Partners, Inc 97
684 (a) PRA Group, Inc 15
750 PROG Holdings, Inc 36
3,105 Radian Group, Inc 108
4,513 Raymond James Financial, Inc 553
3,562 (b) Ready Capital Corp 27
2,761 Redwood Trust, Inc 21
383 Regional Management Corp 13
3,564 (a) Remitly Global, Inc 48
2,014 (a) Repay Holdings Corp 16
12,064 Rithm Capital Corp 137
15,885 (a) Robinhood Markets, Inc 372
3,914 (a) Rocket Cos, Inc 75
7,307 S&P Global, Inc 3,775
2,167 SEI Investments Co 150
1,262 (a),(b) Shift4 Payments, Inc 112
1,508 Silvercrest Asset Management Group, Inc 26
6,060 SLM Corp 139
22,427 (a),(b) SoFi Technologies, Inc 176
5,839 Starwood Property Trust, Inc 119
7,235 State Street Corp 640
1,257 StepStone Group, Inc 71
2,468 Stifel Financial Corp 232
6,153 (a) StoneCo Ltd 69
901 (a) StoneX Group, Inc 74
87 (a) SWK Holdings Corp 2
8,456 Synchrony Financial 422
5,251 T Rowe Price Group, Inc 572
2,205 TFS Financial Corp 28
10,647 (a) Toast, Inc 301
1,884 TPG RE Finance Trust, Inc 16
1,717 TPG, Inc 99
2,601 Tradeweb Markets, Inc 322
2,103 Two Harbors Investment Corp 29
2,095 (a) Upstart Holdings, Inc 84
2,181 UWM Holdings Corp 19
711 Victory Capital Holdings, Inc 39
1,980 Virtu Financial, Inc 60
255 Virtus Investment Partners, Inc 53
36,688 Visa, Inc (Class A) 10,087
2,158 Voya Financial, Inc 171
771 Walker & Dunlop, Inc 88
1,032 Waterstone Financial, Inc 15
5,981 Western Union Co 71
953 (a) WEX, Inc 200
4,611 WisdomTree, Inc 46
160 (a) World Acceptance Corp 19
9,792 XP, Inc 176
TOTAL FINANCIAL SERVICES 100,876
FOOD, BEVERAGE & TOBACCO - 2.4%
40,066 Altria Group, Inc 2,045

SHARES DESCRIPTION VALUE (000)
FOOD, BEVERAGE & TOBACCO (continued)
11,127 Archer-Daniels-Midland Co $ 665
1,674 (b) B&G Foods, Inc (Class A) 15
1,699 (a),(b) Beyond Meat, Inc 12
206 (a) Boston Beer Co, Inc (Class A) 60
1,291 Brown-Forman Corp (Class A) 62
4,162 Brown-Forman Corp (Class B) 205
3,406 Bunge Global S.A. 329
583 Calavo Growers, Inc 17
700 Cal-Maine Foods, Inc 52
3,791 Campbell Soup Co 185
4,227 (a) Celsius Holdings, Inc 133
90,091 Coca-Cola Co 6,474
126 Coca-Cola Consolidated Inc 166
11,711 ConAgra Brands, Inc 381
3,825 Constellation Brands, Inc (Class A) 986
4,066 (a) Darling International, Inc 151
1,898 Dole plc 31
705 (a) Duckhorn Portfolio, Inc 4
4,047 Flowers Foods, Inc 93
1,252 (a) Forafric Global plc 14
95 Fresh Del Monte Produce, Inc 3
1,117 (a) Freshpet, Inc 153
12,685 General Mills, Inc 937
2,641 (a) Hain Celestial Group, Inc 23
3,546 Hershey Co 680
6,959 Hormel Foods Corp 221
1,536 Ingredion, Inc 211
308 J&J Snack Foods Corp 53
2,234 J.M. Smucker Co 271
368 John B Sanfilippo & Son, Inc 35
6,298 Kellogg Co 508
24,592 Keurig Dr Pepper, Inc 922
21,278 Kraft Heinz Co 747
2,865 Lamb Weston Holdings, Inc 185
383 Lancaster Colony Corp 68
6,128 McCormick & Co, Inc 504
476 (b) MGP Ingredients, Inc 40
684 (a) Mission Produce, Inc 9
4,022 Molson Coors Brewing Co (Class B) 231
31,255 Mondelez International, Inc 2,303
16,985 (a) Monster Beverage Corp 886
607 National Beverage Corp 28
32,073 PepsiCo, Inc 5,454
36,302 Philip Morris International, Inc 4,407
986 (a) Pilgrim's Pride Corp 45
1,162 (a) Post Holdings, Inc 134
2,940 Primo Water Corp 74
5 Seaboard Corp 16
226 (a) Seneca Foods Corp 14
2,221 (a) Simply Good Foods Co 77
2,448 (a) SunOpta, Inc 16
501 (a) TreeHouse Foods, Inc 21
310 Turning Point Brands, Inc 13
6,704 Tyson Foods, Inc (Class A) 399
612 Universal Corp 32
1,426 Utz Brands, Inc 25
3,498 Vector Group Ltd 52
630 (a) Vita Coco Co, Inc 18
689 (a) Vital Farms, Inc 24

Stock Index Account

Portfolio of Investments September 30, 2024
(continued)
SHARES DESCRIPTION VALUE (000)
FOOD, BEVERAGE & TOBACCO (continued)
1,716 WK Kellogg Co $ 29
TOTAL FOOD, BEVERAGE & TOBACCO 31,948
HEALTH CARE EQUIPMENT & SERVICES - 4.8%
40,452 Abbott Laboratories 4,612
2,188 (a) Acadia Healthcare Co, Inc 139
1,487 (a) Accolade, Inc 6
2,296 (a) AdaptHealth Corp 26
409 (a) Addus HomeCare Corp 54
7,389 (a) agilon health, Inc 29
1,832 (a) Align Technology, Inc 466
2,083 (a) Alignment Healthcare, Inc 25
2,458 (a) Alphatec Holdings, Inc 14
442 (a) Amedisys, Inc 43
3,746 AmerisourceBergen Corp 843
986 (a) AMN Healthcare Services, Inc 42
1,310 (a) Angiodynamics, Inc 10
1,046 (a) Apollo Medical Holdings, Inc 61
1,229 (a) AtriCure, Inc 34
1,650 (a) Avanos Medical, Inc 40
1,345 (a) Aveanna Healthcare Holdings, Inc 7
1,009 (a) Axogen, Inc 14
623 (a) Axonics, Inc 43
11,658 Baxter International, Inc 443
6,803 Becton Dickinson & Co 1,640
34,378 (a) Boston Scientific Corp 2,881
1,283 (a),(b) BrightSpring Health Services, Inc 19
6,211 (a) Brookdale Senior Living, Inc 42
5,617 Cardinal Health, Inc 621
627 (a) Castle Biosciences, Inc 18
12,806 (a) Centene Corp 964
3,092 (a) Certara, Inc 36
4,212 (a) Cerus Corp 7
312 Chemed Corp 187
6,487 Cigna Group 2,247
671 Conmed Corp 48
4,527 (a) Cooper Cos, Inc 499
189 (a) Corvel Corp 62
1,273 (a) Cross Country Healthcare, Inc 17
1,250 (a) CryoLife, Inc 33
30,294 CVS Health Corp 1,905
1,145 (a) DaVita, Inc 188
792 (a) Definitive Healthcare Corp 3
5,191 Dentsply Sirona, Inc 140
9,365 (a) DexCom, Inc 628
2,001 (a) DocGo, Inc 7
2,649 (a) Doximity, Inc 115
13,951 (a) Edwards Lifesciences Corp 921
5,393 Elevance Health, Inc 2,804
286 Embecta Corp 4
2,399 Encompass Health Corp 232
1,534 (a) Enhabit, Inc 12
1,154 (a) Enovis Corp 50
1,277 Ensign Group, Inc 184
3,894 (a) Envista Holdings Corp 77
2,165 (a) Evolent Health, Inc 61
3,412 (a) Figs, Inc 23
604 (a) Fulgent Genetics, Inc 13
10,023 GE HealthCare Technologies, Inc 941
1,276 (a) Glaukos Corp 166
2,572 (a) Globus Medical, Inc 184
2,679 (a) Guardant Health, Inc 61
967 (a) Haemonetics Corp 78

SHARES DESCRIPTION VALUE (000)
HEALTH CARE EQUIPMENT & SERVICES (continued)
4,419 HCA, Inc $ 1,796
1,262 (a) Health Catalyst, Inc 10
1,908 (a) HealthEquity, Inc 156
1,071 HealthStream, Inc 31
3,070 (a) Henry Schein, Inc 224
4,521 (a) Hims & Hers Health, Inc 83
4,962 (a) Hologic, Inc 404
2,896 Humana, Inc 917
588 (a) ICU Medical, Inc 107
1,962 (a) IDEXX Laboratories, Inc 991
1,298 (a) Inari Medical, Inc 53
1,801 (a) InfuSystem Holdings, Inc 12
2,055 (a) Inmode Ltd 35
316 (a) Innovage Holding Corp 2
672 (a) Inogen, Inc 6
734 (a) Inspire Medical Systems, Inc 155
1,673 (a) Insulet Corp 389
935 (a) Integer Holdings Corp 122
1,812 (a) Integra LifeSciences Holdings Corp 33
8,211 (a) Intuitive Surgical, Inc 4,034
402 iRadimed Corp 20
818 (a) iRhythm Technologies, Inc 61
390 (a) Joint Corp 4
1,982 Labcorp Holdings, Inc 443
1,538 (a) Lantheus Holdings, Inc 169
562 LeMaitre Vascular, Inc 52
1,759 (a) LifeStance Health Group, Inc 12
874 (a) LivaNova plc 46
951 (a) Masimo Corp 127
3,009 McKesson Corp 1,488
30,175 Medtronic plc 2,717
1,360 (a) Merit Medical Systems, Inc 134
426 (a) ModivCare, Inc 6
1,325 (a) Molina Healthcare, Inc 456
1,138 (a),(b) Nano-X Imaging Ltd 7
212 National Healthcare Corp 27
357 National Research Corp 8
5,732 (a) Neogen Corp 96
3,250 (a) NeoGenomics, Inc 48
1,074 (a) Nevro Corp 6
2,637 (a) Novocure Ltd 41
1,291 (a) Omnicell, Inc 56
13,300 (a),(b) Opko Health, Inc 20
578 (a) OptimizeRx Corp 4
3,932 (a) Option Care Health, Inc 123
2,181 (a) OraSure Technologies, Inc 9
945 (a) Orthofix Medical, Inc 15
357 (a) OrthoPediatrics Corp 10
2,217 (a) Owens & Minor, Inc 35
593 (a) PACS Group, Inc 24
1,177 (a) Paragon 28, Inc 8
1,971 Patterson Cos, Inc 43
1,877 (a) Pediatrix Medical Group, Inc 22
942 (a) Pennant Group, Inc 34
903 (a) Penumbra, Inc 175
619 (a) PetIQ, Inc 19
1,246 (a) Phreesia, Inc 28
2,266 Premier, Inc 45
2,886 (a) Privia Health Group, Inc 53
670 (a) PROCEPT BioRobotics Corp 54
1,851 (a) Progyny, Inc 31
3,887 (a) Project Roadrunner Parent, Inc 55

Stock Index Account

Portfolio of Investments September 30, 2024
(continued)
SHARES DESCRIPTION VALUE (000)
HEALTH CARE EQUIPMENT & SERVICES (continued)
711 (a) Pulmonx Corp $ 6
324 (a) Pulse Biosciences, Inc 6
2,585 Quest Diagnostics, Inc 401
1,394 (a) QuidelOrtho Corp 64
1,510 (a) RadNet, Inc 105
3,423 Resmed, Inc 836
558 (a) RxSight, Inc 28
448 (a) Sanara Medtech, Inc 13
1,342 (a) Schrodinger, Inc 25
1,967 Select Medical Holdings Corp 69
815 (a) SI-BONE, Inc 11
414 Simulations Plus, Inc 13
3,381 (a) Solventum Corp 236
1,339 (a) STAAR Surgical Co 50
2,266 STERIS plc 550
8,396 Stryker Corp 3,033
1,791 (a) Surgery Partners, Inc 58
516 (a) SurModics, Inc 20
468 (a) Tactile Systems Technology, Inc 7
1,480 (a) Tandem Diabetes Care, Inc 63
4,752 (a) Teladoc Health, Inc 44
1,106 Teleflex, Inc 273
2,281 (a) Tenet Healthcare Corp 379
839 (a) TransMedics Group, Inc 132
803 (a) Treace Medical Concepts, Inc 5
105 (a) UFP Technologies, Inc 33
21,451 UnitedHealth Group, Inc 12,542
1,487 Universal Health Services, Inc (Class B) 340
468 US Physical Therapy, Inc 40
149 Utah Medical Products, Inc 10
1,492 (a) Varex Imaging Corp 18
3,417 (a) Veeva Systems, Inc 717
1,211 (a) Waystar Holding Corp 34
4,620 Zimmer Biomet Holdings, Inc 499
56 (a) Zimvie, Inc 1
1,048 (a),(b) Zynex, Inc 9
TOTAL HEALTH CARE EQUIPMENT & SERVICES 62,130
HOUSEHOLD & PERSONAL PRODUCTS - 1.2%
3,194 (a) BellRing Brands, Inc 194
400 (a) Central Garden & Pet Co 15
1,807 (a) Central Garden and Pet Co (Class A) 57
5,588 Church & Dwight Co, Inc 585
2,906 Clorox Co 473
18,857 Colgate-Palmolive Co 1,958
9,161 (a) Coty, Inc 86
1,561 Edgewell Personal Care Co 57
1,333 (a) elf Beauty, Inc 145
952 Energizer Holdings, Inc 30
5,675 Estee Lauder Cos (Class A) 566
622 (a),(b) Herbalife Ltd 4
345 Inter Parfums, Inc 45
45,115 Kenvue, Inc 1,044
8,074 Kimberly-Clark Corp 1,149
366 (b) Medifast, Inc 7
537 (a) Nature's Sunshine Products, Inc 7
142 Nu Skin Enterprises, Inc (Class A) 1
3,350 (a) Olaplex Holdings, Inc 8
54,880 Procter & Gamble Co 9,505
1,260 Reynolds Consumer Products, Inc 39
637 Spectrum Brands Holdings, Inc 61
426 (a) USANA Health Sciences, Inc 16

SHARES DESCRIPTION VALUE (000)
HOUSEHOLD & PERSONAL PRODUCTS (continued)
292 WD-40 Co $ 75
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 16,127
INSURANCE - 2.2%
13,279 Aflac, Inc 1,485
6,308 Allstate Corp 1,196
1,747 (a) AMBAC Financial Group, Inc 20
1,653 American Financial Group, Inc 223
14,083 American International Group, Inc 1,031
30 Amerisafe, Inc 1
4,643 Aon plc 1,606
8,391 (a) Arch Capital Group Ltd 939
1,099 Assurant, Inc 219
1,075 Assured Guaranty Ltd 85
1,520 Axis Capital Holdings Ltd 121
628 (a),(b) Bowhead Specialty Holdings, Inc 18
1,131 (a) Brighthouse Financial, Inc 51
5,625 Brown & Brown, Inc 583
1,510 (a) BRP Group, Inc 75
9,371 Chubb Ltd 2,703
3,675 Cincinnati Financial Corp 500
125 CNA Financial Corp 6
2,368 CNO Financial Group, Inc 83
406 Donegal Group, Inc (Class A) 6
198 Employers Holdings, Inc 10
180 (a) Enstar Group Ltd 58
950 Everest Re Group Ltd 372
496 F&G Annuities & Life, Inc 22
1,154 Fidelis Insurance Holdings Ltd 21
6,359 Fidelity National Financial, Inc 395
2,403 First American Financial Corp 159
5,090 Gallagher (Arthur J.) & Co 1,432
9,101 (a) Genworth Financial, Inc (Class A) 62
2,154 Globe Life, Inc 228
1,239 (a) GoHealth, Inc 12
512 (a) Goosehead Insurance, Inc 46
621 (a) Greenlight Capital Re Ltd (Class A) 8
684 Hanover Insurance Group, Inc 101
6,950 Hartford Financial Services Group, Inc 817
290 HCI Group, Inc 31
348 (a) Hippo Holdings, Inc 6
605 Horace Mann Educators Corp 21
62 Investors Title Co 14
865 James River Group Holdings Ltd 5
914 Kemper Corp 56
544 Kinsale Capital Group, Inc 253
1,146 (a),(b) Lemonade, Inc 19
4,071 Lincoln National Corp 128
3,989 Loews Corp 315
317 (a) Markel Corp 497
11,377 Marsh & McLennan Cos, Inc 2,538
2,049 MBIA, Inc 7
754 Mercury General Corp 48
13,875 Metlife, Inc 1,144
394 (a) NI Holdings, Inc 6
5,302 Old Republic International Corp 188
3,765 (a) Oscar Health, Inc 80
682 (a) Palomar Holdings, Inc 65
838 Primerica, Inc 222
5,600 Principal Financial Group 481
1,956 (a) ProAssurance Corp 29
13,622 Progressive Corp 3,457
8,629 Prudential Financial, Inc 1,045

Stock Index Account

Portfolio of Investments September 30, 2024
(continued)
SHARES DESCRIPTION VALUE (000)
INSURANCE (continued)
1,571 Reinsurance Group of America, Inc (Class A) $ 342
1,114 RenaissanceRe Holdings Ltd 303
795 RLI Corp 123
71 (a) Root, Inc 3
2,077 Ryan Specialty Holdings, Inc 138
192 Safety Insurance Group, Inc 16
1,288 Selective Insurance Group, Inc 120
3,622 (a) Selectquote, Inc 8
827 (a) SiriusPoint Ltd 12
648 (a) Skyward Specialty Insurance Group, Inc 26
815 Stewart Information Services Corp 61
1,255 Tiptree, Inc 25
5,369 Travelers Cos, Inc 1,257
1,119 (a) Trupanion, Inc 47
844 United Fire Group, Inc 18
1,340 Universal Insurance Holdings, Inc 30
4,233 Unum Group 252
7,456 W.R. Berkley Corp 423
54 White Mountains Insurance Group Ltd 92
2,444 Willis Towers Watson plc 720
TOTAL INSURANCE 29,365
MATERIALS - 2.6%
889 AdvanSix, Inc 27
5,129 Air Products & Chemicals, Inc 1,527
2,805 Albemarle Corp 266
6,013 Alcoa Corp 232
2,848 (a) Allegheny Technologies, Inc 191
300 Alpha Metallurgical Resources, Inc 71
34,519 Amcor plc 391
1,143 American Vanguard Corp 6
1,496 Aptargroup, Inc 240
19,068 (a) Arcadium Lithium plc 54
402 Arch Resources, Inc 56
4,201 Ardagh Metal Packaging S.A. 16
1,363 Ashland, Inc 119
1,916 (a) Aspen Aerogels, Inc 53
1,841 Avery Dennison Corp 406
2,152 Avient Corp 108
4,706 (a) Axalta Coating Systems Ltd 170
794 Balchem Corp 140
7,671 Ball Corp 521
2,439 Berry Global Group, Inc 166
1,280 Cabot Corp 143
1,242 Carpenter Technology Corp 198
2,649 Celanese Corp (Series A) 360
1,274 (a) Century Aluminum Co 21
3,983 CF Industries Holdings, Inc 342
3,126 Chemours Co 63
623 (a) Clearwater Paper Corp 18
9,729 (a) Cleveland-Cliffs, Inc 124
6,825 (a) Coeur Mining, Inc 47
2,747 Commercial Metals Co 151
1,021 Compass Minerals International, Inc 12
2,037 (a) Constellium SE 33
99 (a) Contango ORE, Inc 2
16,620 Corteva, Inc 977
15,680 CRH plc 1,454
2,539 Crown Holdings, Inc 243
16,896 Dow, Inc 923
9,406 DuPont de Nemours, Inc 838
656 Eagle Materials, Inc 189
2,218 Eastman Chemical Co 248

SHARES DESCRIPTION VALUE (000)
MATERIALS (continued)
5,803 Ecolab, Inc $ 1,482
890 (a) Ecovyst, Inc 6
6,085 Element Solutions, Inc 165
2,829 FMC Corp 187
33,653 Freeport-McMoRan, Inc (Class B) 1,680
954 FutureFuel Corp 5
5,360 Graphic Packaging Holding Co 159
563 Greif, Inc (Class A) 35
203 Greif, Inc (Class B) 14
1,239 H.B. Fuller Co 98
461 Hawkins, Inc 59
76 Haynes International, Inc 4
16,414 Hecla Mining Co 109
3,500 Huntsman Corp 85
5,121 (a),(b) i-80 Gold Corp 6
915 (a) Ingevity Corp 36
586 Innospec, Inc 66
5,713 International Flavors & Fragrances, Inc 599
8,369 International Paper Co 409
362 (a) Intrepid Potash, Inc 9
1,480 (a) Ivanhoe Electric, Inc 12
381 Kaiser Aluminum Corp 28
1,339 (a) Knife River Corp 120
850 Koppers Holdings, Inc 31
893 Kronos Worldwide, Inc 11
11,180 Linde plc 5,331
1,438 Louisiana-Pacific Corp 155
952 (a) LSB Industries, Inc 8
6,532 LyondellBasell Industries NV 626
1,514 Martin Marietta Materials, Inc 815
467 Materion Corp 52
1,284 (a),(b) Metals Acquisition Ltd 18
758 Minerals Technologies, Inc 59
6,770 Mosaic Co 181
2,475 (a),(b) MP Materials Corp 44
871 Myers Industries, Inc 12
126 NewMarket Corp 70
27,261 Newmont Goldcorp Corp 1,457
192 (a) Novagold Resources, Inc 1
5,305 Nucor Corp 798
3,476 (a) O-I Glass, Inc 46
2,933 Olin Corp 141
395 Olympic Steel, Inc 15
2,087 Orion S.A. 37
2,020 Packaging Corp of America 435
728 Pactiv Evergreen, Inc 8
3,762 (a) Perimeter Solutions S.A. 51
464 (a) Piedmont Lithium, Inc 4
5,413 PPG Industries, Inc 717
2,935 (a),(b) PureCycle Technologies, Inc 28
182 Quaker Chemical Corp 31
128 Ramaco Resources, Inc 1
646 Ramaco Resources, Inc 8
821 (a) Ranpak Holdings Corp 5
1,744 (a) Rayonier Advanced Materials, Inc 15
1,304 Reliance Steel & Aluminum Co 377
1,545 Royal Gold, Inc 217
2,901 RPM International, Inc 351
592 Ryerson Holding Corp 12
941 Schnitzer Steel Industries, Inc (Class A) 17
1,637 Schweitzer-Mauduit International, Inc 28
1,019 Scotts Miracle-Gro Co (Class A) 88

Stock Index Account

Portfolio of Investments September 30, 2024
(continued)
SHARES DESCRIPTION VALUE (000)
MATERIALS (continued)
3,590 Sealed Air Corp $ 130
1,015 Sensient Technologies Corp 81
5,504 Sherwin-Williams Co 2,101
1,821 Silgan Holdings, Inc 96
11,635 Smurfit WestRock plc 575
2,169 Sonoco Products Co 118
2,198 Southern Copper Corp 254
3,190 SSR Mining, Inc 18
3,516 Steel Dynamics, Inc 443
479 Stepan Co 37
3,454 (a) Summit Materials, Inc 135
2,524 SunCoke Energy, Inc 22
905 Sylvamo Corp 78
1,535 (a) TimkenSteel Corp 23
1,164 (a) Tredegar Corp 8
361 Trimas Corp 9
2,830 Tronox Holdings plc 41
330 United States Lime & Minerals, Inc 32
5,082 United States Steel Corp 180
508 (a) Universal Stainless & Alloy 20
3,053 Vulcan Materials Co 765
1,235 Warrior Met Coal, Inc 79
532 Westlake Chemical Corp 80
858 Worthington Industries, Inc 36
858 Worthington Steel, Inc 29
TOTAL MATERIALS 34,210
MEDIA & ENTERTAINMENT - 7.4%
1,783 (a) Advantage Solutions, Inc 6
114,826 Alphabet, Inc 19,198
137,044 Alphabet, Inc (Class A) 22,729
6,627 (a) AMC Entertainment Holdings, Inc 30
921 (a) AMC Networks, Inc 8
428 (a),(b) Atlanta Braves Holdings, Inc 18
1,596 (a) Atlanta Braves Holdings, Inc 64
353 (a) Boston Omaha Corp 5
2,348 (a) Bumble, Inc 15
52 (b) Cable One, Inc 18
1,394 (a) Cargurus, Inc 42
2,223 (a) Cars.com, Inc 37
2,253 (a) Charter Communications, Inc 730
2,354 (a) Cinemark Holdings, Inc 66
10,518 (a) Clear Channel Outdoor Holdings, Inc 17
89,921 Comcast Corp (Class A) 3,756
46 (a) Daily Journal Corp 23
6,010 Electronic Arts, Inc 862
2,637 Entravision Communications Corp (Class A) 5
2,165 (a) Eventbrite, Inc 6
452 (a) EverQuote, Inc 10
1,941 (a) EW Scripps Co (Class A) 4
5,304 Fox Corp (Class A) 225
2,915 Fox Corp (Class B) 113
7,295 (a),(b) fuboTV, Inc 10
4,050 (a) Gannett Co, Inc 23
2,117 Gray Television, Inc 11
2,290 (a) IAC, Inc 123
1,677 (a) IMAX Corp 34
1,209 (a) Integral Ad Science Holding Corp 13
9,042 Interpublic Group of Cos, Inc 286
599 John Wiley & Sons, Inc (Class A) 29
2,579 (a) Liberty Broadband Corp 199
337 (a) Liberty Broadband Corp (Class A) 26
300 (a) Liberty Media Corp-Liberty Formula One (Class A) 22

SHARES DESCRIPTION VALUE (000)
MEDIA & ENTERTAINMENT (continued)
4,440 (a) Liberty Media Corp-Liberty Formula One (Class C) $ 344
489 (a) Liberty Media Corp-Liberty Live (Class A) 24
1,236 (a) Liberty Media Corp-Liberty Live (Class C) 63
2,000 (a),(b) Lions Gate Entertainment Corp (Class A) 16
3,835 (a) Lions Gate Entertainment Corp (Class B) 27
3,587 (a) Live Nation, Inc 393
832 (a) Madison Square Garden Entertainment Corp 35
456 (a) Madison Square Garden Sports Corp 95
3,683 (a) Magnite, Inc 51
736 Marcus Corp 11
6,357 (a) Match Group, Inc 241
494 (a) MediaAlpha, Inc 9
51,111 Meta Platforms, Inc 29,258
2,069 (a) National CineMedia, Inc 15
9,970 (a) NetFlix, Inc 7,071
3,543 New York Times Co (Class A) 197
9,283 News Corp (Class A) 247
3,112 News Corp (Class B) 87
805 Nexstar Media Group, Inc 133
3,861 (a) Nextdoor Holdings, Inc 10
4,429 Omnicom Group, Inc 458
244 Paramount Global (Class A) 5
12,438 Paramount Global (Class B) 132
14,078 (a) Pinterest, Inc 456
2,020 (a) Playstudios, Inc 3
2,676 Playtika Holding Corp 21
1,094 (a) PubMatic, Inc 16
1,192 (a) QuinStreet, Inc 23
12,265 (a) ROBLOX Corp 543
3,076 (a) Roku, Inc 230
1,096 Scholastic Corp 35
719 Shutterstock, Inc 25
132 (b) Sinclair, Inc 2
6,441 Sirius XM Holdings, Inc 152
832 (a) Sphere Entertainment Co 37
3,413 (a) Spotify Technology S.A. 1,258
1,585 (a) Stagwell, Inc 11
3,971 (a) Take-Two Interactive Software, Inc 610
708 (a) TechTarget, Inc 17
3,825 TEGNA, Inc 60
612 (a) Thryv Holdings, Inc 11
1,894 (a) TKO Group Holdings, Inc 234
2,932 (a) TripAdvisor, Inc 43
2,406 (a) TrueCar, Inc 8
1,384 (a),(b) Trump Media & Technology Group Corp 22
3,939 (a) Vimeo, Inc 20
42,867 Walt Disney Co 4,123
59,079 (a) Warner Bros Discovery, Inc 487
1,263 (a) WideOpenWest, Inc 7
2,109 (a) Yelp, Inc 74
1,245 (a) Ziff Davis, Inc 61
1,977 (a) ZipRecruiter, Inc 19
7,616 (a) ZoomInfo Technologies, Inc 79
TOTAL MEDIA & ENTERTAINMENT 96,372
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 6.9%
2,501 (a) 10X Genomics, Inc 56
670 (a),(b) 2seventy bio, Inc 3
524 (a) 4D Molecular Therapeutics, Inc 6
1,639 (a) 89bio, Inc 12
41,413 AbbVie, Inc 8,178
2,591 (a) Acadia Pharmaceuticals, Inc 40
3,224 (a) Adaptive Biotechnologies Corp 17

Stock Index Account

Portfolio of Investments September 30, 2024
(continued)
SHARES DESCRIPTION VALUE (000)
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES (continued)
988 (a) ADC Therapeutics S.A. $ 3
4,828 (a) ADMA Biologics, Inc 97
3,618 (a) Adverum Biotechnologies, Inc 25
6,805 Agilent Technologies, Inc 1,010
1,033 (a) Agios Pharmaceuticals, Inc 46
1,191 (a) Akero Therapeutics, Inc 34
1,235 (a) Aldeyra Therapeutics, Inc 7
1,504 (a) Alector, Inc 7
4,357 (a) Alkermes plc 122
2,417 (a) Allogene Therapeutics, Inc 7
3,009 (a) Alnylam Pharmaceuticals, Inc 828
1,340 (a),(b) Altimmune, Inc 8
515 (a) ALX Oncology Holdings, Inc 1
12,537 Amgen, Inc 4,040
8,241 (a) Amicus Therapeutics, Inc 88
2,888 (a) Amneal Pharmaceuticals, Inc 24
766 (a) Amphastar Pharmaceuticals, Inc 37
679 (a) AnaptysBio, Inc 23
1,840 (a),(b) Anavex Life Sciences Corp 10
292 (a) ANI Pharmaceuticals, Inc 17
566 (a) Anika Therapeutics, Inc 14
612 (a) Annexon, Inc 4
2,514 (a) Apellis Pharmaceuticals, Inc 73
1,104 (a) Apogee Therapeutics, Inc 65
2,146 (a) Applied Therapeutics, Inc 18
2,291 (a) Arbutus Biopharma Corp 9
798 (a) Arcellx, Inc 67
625 (a) Arcturus Therapeutics Holdings, Inc 15
1,321 (a) Arcus Biosciences, Inc 20
2,006 (a) Arcutis Biotherapeutics, Inc 19
5,648 (a) Ardelyx, Inc 39
873 (a),(b) ArriVent Biopharma, Inc 21
2,078 (a) Arrowhead Pharmaceuticals, Inc 40
998 (a) ARS Pharmaceuticals, Inc 14
1,292 (a) Arvinas, Inc 32
2,552 (a) Astria Therapeutics, Inc 28
1,878 (a) Atea Pharmaceuticals, Inc 6
478 (a) Aura Biosciences, Inc 4
3,648 (a) Aurinia Pharmaceuticals, Inc 27
2,201 (a) Avadel Pharmaceuticals plc 29
15,985 (a) Avantor, Inc 414
1,798 (a) Avid Bioservices, Inc 20
2,408 (a) Avidity Biosciences, Inc 111
854 (a) Axsome Therapeutics, Inc 77
1,758 (a) Beam Therapeutics, Inc 43
5,428 (a) BioCryst Pharmaceuticals, Inc 41
3,499 (a) Biogen, Inc 678
1,812 (a) Biohaven Ltd 91
681 (a) BioLife Solutions, Inc 17
4,536 (a) BioMarin Pharmaceutical, Inc 319
527 (a),(b) Biomea Fusion, Inc 5
536 (a) Bio-Rad Laboratories, Inc (Class A) 179
4,009 Bio-Techne Corp 320
2,108 (a),(b) Bluebird Bio, Inc 1
1,361 (a) Blueprint Medicines Corp 126
3,248 (a) Bridgebio Pharma, Inc 83
47,803 Bristol-Myers Squibb Co 2,473
1,501 (a) Brooks Automation, Inc 73
2,425 Bruker BioSciences Corp 167
789 (a) C4 Therapeutics, Inc 4
463 (a) Cabaletta Bio, Inc 2
1,462 (a) CareDx, Inc 46

SHARES DESCRIPTION VALUE (000)
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES (continued)
696 (a) Cargo Therapeutics, Inc $ 13
1,471 (a) Caribou Biosciences, Inc 3
1,147 (a),(b) Cassava Sciences, Inc 34
4,197 (a) Catalent, Inc 254
1,670 (a) Catalyst Pharmaceuticals, Inc 33
1,296 (a) Celldex Therapeutics, Inc 44
10,064 (a) Century Therapeutics, Inc 17
1,397 (a) CG oncology, Inc 53
1,251 (a) Charles River Laboratories International, Inc 246
1,163 (a),(c) Chinook Therapeutics, Inc 0^
1,647 (a) Codexis, Inc 5
1,061 (a) Cogent Biosciences, Inc 11
877 (a) Collegium Pharmaceutical, Inc 34
7,441 (a) Compass Therapeutics, Inc 14
766 (a) Corbus Pharmaceuticals Holdings, Inc 16
1,695 (a) Corcept Therapeutics, Inc 78
1,406 (a) Crinetics Pharmaceuticals, Inc 72
1,192 (a) CryoPort, Inc 10
660 (a) Cullinan Oncology, Inc 11
3,007 (a) Cytek Biosciences, Inc 17
2,661 (a) Cytokinetics, Inc 141
15,030 Danaher Corp 4,179
731 (a),(b) Day One Biopharmaceuticals, Inc 10
2,697 (a) Denali Therapeutics, Inc 79
890 (a) Design Therapeutics, Inc 5
472 (a) Disc Medicine, Inc 23
3,515 (a) Dynavax Technologies Corp 39
1,929 (a) Dyne Therapeutics, Inc 69
1,694 (a) Edgewise Therapeutics, Inc 45
2,042 (a) Editas Medicine, Inc 7
12,879 (a) Elanco Animal Health, Inc 189
10,374 (a) Elevation Oncology, Inc 6
18,690 Eli Lilly & Co 16,558
648 (a) Enanta Pharmaceuticals, Inc 7
619 (a),(b) Enliven Therapeutics, Inc 16
66 (a) Entrada Therapeutics, Inc 1
2,249 (a) Erasca, Inc 6
11,962 (a),(b) Esperion Thereapeutics, Inc 20
702 (a) Evolus, Inc 11
4,622 (a) Exact Sciences Corp 315
7,341 (a) Exelixis, Inc 190
690 (a) EyePoint Pharmaceuticals, Inc 6
2,368 (a) Fate Therapeutics, Inc 8
1,545 (a) Fennec Pharmaceuticals, Inc 8
6,445 (a) Fluidigm Corp 12
505 (a) Foghorn Therapeutics, Inc 5
2,432 (a) Fortrea Holdings, Inc 49
1,233 (a) Generation Bio Co 3
12,566 (a) Geron Corp 57
29,390 Gilead Sciences, Inc 2,464
677 (a),(b) GRAIL, Inc 9
3,178 (a) Halozyme Therapeutics, Inc 182
588 (a) Harmony Biosciences Holdings, Inc 24
690 (a) Harrow Health, Inc 31
1,780 (a) Ideaya Biosciences, Inc 56
229 (a),(b) IGM Biosciences, Inc 4
3,828 (a) Illumina, Inc 499
3,364 (a),(b) ImmunityBio, Inc 13
1,224 (a) Immunome, Inc 18
1,107 (a) Immunovant, Inc 32
3,604 (a) Incyte Corp 238
203 (a) Inhibrx Biosciences, Inc 3

Stock Index Account

Portfolio of Investments September 30, 2024
(continued)
SHARES DESCRIPTION VALUE (000)
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES (continued)
813 (a),(c) Inhibrx, Inc $ 1
2,407 (a) Innoviva, Inc 46
4,356 (a) Inozyme Pharma, Inc 23
3,700 (a) Insmed, Inc 270
2,093 (a) Intellia Therapeutics, Inc 43
2,522 (a) Intra-Cellular Therapies, Inc 185
3,279 (a) Ionis Pharmaceuticals, Inc 131
7,077 (a) Iovance Biotherapeutics, Inc 66
4,241 (a) IQVIA Holdings, Inc 1,005
4,209 (a) Ironwood Pharmaceuticals, Inc 17
572 (a) iTeos Therapeutics, Inc 6
17 (a) Janux Therapeutics, Inc 1
1,189 (a) Jazz Pharmaceuticals plc 132
56,166 Johnson & Johnson 9,102
487 (a),(b) KalVista Pharmaceuticals, Inc 6
400 (a) Keros Therapeutics, Inc 23
706 (a) Kiniksa Pharmaceuticals Ltd 18
988 (a) Kodiak Sciences, Inc 3
486 (a) Krystal Biotech, Inc 88
1,654 (a) Kura Oncology, Inc 32
969 (a) Kymera Therapeutics, Inc 46
1,763 (a),(b) Lexicon Pharmaceuticals, Inc 3
484 (a) Ligand Pharmaceuticals, Inc (Class B) 48
1,283 (a) Liquidia Corp 13
770 (a) Longboard Pharmaceuticals, Inc 26
4,069 (a) Lyell Immunopharma, Inc 6
1,721 (a) MacroGenics, Inc 6
418 (a) Madrigal Pharmaceuticals, Inc 89
569 (a) Magenta Therapeutics, Inc 16
7,710 (a) MannKind Corp 48
3,088 (a) Maravai LifeSciences Holdings, Inc 26
2,546 (a) MaxCyte, Inc 10
609 (a) Medpace Holdings, Inc 203
548 (a) MeiraGTx Holdings plc 2
59,250 Merck & Co, Inc 6,728
126 Mesa Laboratories, Inc 16
497 (a) Mettler-Toledo International, Inc 745
3,231 (a) MiMedx Group, Inc 19
1,248 (a) Mineralys Therapeutics, Inc 15
392 (a) Mirum Pharmaceuticals, Inc 15
7,760 (a) Moderna, Inc 519
213 (a),(b) Monte Rosa Therapeutics, Inc 1
2,502 (a) Myriad Genetics, Inc 69
2,717 (a) Natera, Inc 345
176 (a) Nektar Therapeutics 0^
2,003 (a),(b) Neumora Therapeutics, Inc 26
2,550 (a) Neurocrine Biosciences, Inc 294
881 (a) Nkarta, Inc 4
3,954 (a) Novavax, Inc 50
1,379 (a) Nurix Therapeutics, Inc 31
786 (a) Nuvalent, Inc 80
4,458 (a) Nuvation Bio, Inc 10
2,032 (a) Ocular Therapeutix, Inc 18
685 (a) Olema Pharmaceuticals, Inc 8
296 (a),(b) Omeros Corp 1
183 (a),(c) OmniAb Operations, Inc 0^
183 (a),(c) OmniAb Operations, Inc 0^
2,373 (a) OmniAb, Inc 10
1,103 (a) Organogenesis Holdings, Inc 3
5,283 Organon & Co 101
1,309 (a) ORIC Pharmaceuticals, Inc 13
5,028 (a) Ovid therapeutics, Inc 6

SHARES DESCRIPTION VALUE (000)
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES (continued)
1,343 (a) Pacira BioSciences, Inc $ 20
3,028 PerkinElmer, Inc 387
2,985 Perrigo Co plc 78
282 (a) Perspective Therapeutics, Inc 4
134,235 Pfizer, Inc 3,885
575 (a),(b) Phathom Pharmaceuticals, Inc 10
720 Phibro Animal Health Corp 16
1,499 (a) Pliant Therapeutics, Inc 17
17 (a) Poseida Therapeutics, Inc 0^
411 (a) Praxis Precision Medicines, Inc 24
2,435 (a) Precigen, Inc 2
998 (a) Prestige Consumer Healthcare, Inc. 72
1,074 (a),(b) Prime Medicine, Inc 4
1,636 (a),(b) ProKidney Corp 3
1,206 (a) Protagonist Therapeutics, Inc 54
1,011 (a) Prothena Corp plc 17
2,011 (a) PTC Therapeutics, Inc 75
5,325 QIAGEN NV 243
914 (a) Quanterix Corp 12
2,497 (a) Quantum-Si, Inc 2
524 (a) RAPT Therapeutics, Inc 1
5,158 (a),(b) Recursion Pharmaceuticals, Inc 34
2,415 (a) Regeneron Pharmaceuticals, Inc 2,539
1,062 (a) REGENXBIO, Inc 11
2,088 (a) Relay Therapeutics, Inc 15
1,424 (a) Repligen Corp 212
699 (a) Replimune Group, Inc 8
4,808 (a) Revance Therapeutics, Inc 25
3,678 (a) REVOLUTION Medicines, Inc 167
1,363 (a) Rhythm Pharmaceuticals, Inc 71
1,412 (a) Rocket Pharmaceuticals, Inc 26
9,510 (a) Roivant Sciences Ltd 110
8,941 Royalty Pharma plc 253
1,665 (a) Sage Therapeutics, Inc 12
2,386 (a),(b) Sana Biotechnology, Inc 10
2,126 (a) Sarepta Therapeutics, Inc 266
1,423 (a),(b) Scholar Rock Holding Corp 11
1,913 SIGA Technologies, Inc 13
527 (a) Soleno Therapeutics, Inc 27
1,610 (a),(c) Sorrento Therapeutics, Inc 1
2,303 (a) Sotera Health Co 38
1,868 (a) SpringWorks Therapeutics, Inc 60
830 (a) Spyre Therapeutics, Inc 24
519 (a) Stoke Therapeutics, Inc 6
811 (a) Summit Therapeutics, Inc 18
1,648 (a) Supernus Pharmaceuticals, Inc 51
1,211 (a) Sutro Biopharma, Inc 4
1,544 (a) Syndax Pharmaceuticals, Inc 30
1,233 (a) Tango Therapeutics, Inc 9
1,323 (a) Tarsus Pharmaceuticals, Inc 44
10,142 (a) Taysha Gene Therapies, Inc 20
285 (a) Tenaya Therapeutics, Inc 1
1,158 (a) Terns Pharmaceuticals, Inc 10
2,464 (a),(b) TG Therapeutics, Inc 58
1,625 (a) Theravance Biopharma, Inc 13
8,917 Thermo Fisher Scientific, Inc 5,516
198 Tourmaline Bio, Inc 5
1,469 (a) Travere Therapeutics, Inc 21
9,226 (a) Trevi Therapeutics, Inc 31
1,447 (a) Twist Bioscience Corp 65
1,912 (a) Ultragenyx Pharmaceutical, Inc 106
1,053 (a) United Therapeutics Corp 377

Stock Index Account

Portfolio of Investments September 30, 2024
(continued)
SHARES DESCRIPTION VALUE (000)
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES (continued)
79 (a),(b) UroGen Pharma Ltd $ 1
1,691 (a) Vanda Pharmaceuticals, Inc 8
2,816 (a) Vaxcyte, Inc 322
1,336 (a) Ventyx Biosciences, Inc 3
1,060 (a) Vera Therapeutics, Inc 47
1,983 (a) Veracyte, Inc 68
1,345 (a) Vericel Corp 57
5,979 (a) Vertex Pharmaceuticals, Inc 2,781
1,473 (a) Verve Therapeutics, Inc 7
25,792 Viatris, Inc 299
2,550 (a) Viking Therapeutics, Inc 161
1,798 (a) Vir Biotechnology, Inc 13
699 (a) Viridian Therapeutics, Inc 16
842 (a) Voyager Therapeutics, Inc 5
1,415 (a) Waters Corp 509
1,512 (a) WaVe Life Sciences Ltd 12
10,684 (a) Werewolf Therapeutics, Inc 23
1,695 West Pharmaceutical Services, Inc 509
12,196 (a) X4 Pharmaceuticals, Inc 8
1,460 (a) Xencor, Inc 29
3,592 (a) Xeris Biopharma Holdings, Inc 10
959 (a) Y-mAbs Therapeutics, Inc 13
975 (a) Zentalis Pharmaceuticals, Inc 4
10,769 Zoetis, Inc 2,104
1,416 (a) Zymeworks, Inc 18
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 90,320
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.2%
1,201 (a) American Realty Investors, Inc 21
3,279 (a) Anywhere Real Estate, Inc 17
7,050 (a) CBRE Group, Inc 878
7,243 (a) Compass, Inc 44
3,593 (a) Cushman & Wakefield plc 49
3,807 DigitalBridge Group, Inc 54
1,858 (b) eXp World Holdings, Inc 26
400 (a) Forestar Group, Inc 13
618 (a) FRP Holdings, Inc 18
418 (a) Howard Hughes Holdings, Inc 32
1,114 (a) Jones Lang LaSalle, Inc 301
2,815 Kennedy-Wilson Holdings, Inc 31
569 Marcus & Millichap, Inc 23
187 (a) Maui Land & Pineapple Co, Inc 4
1,819 Newmark Group, Inc 28
16,510 (a) Opendoor Technologies, Inc 33
732 (a) Re/Max Holdings, Inc 9
2,849 (a) Real Brokerage, Inc 16
3,100 (a) Redfin Corp 39
283 RMR Group, Inc 7
46 (a),(b) Seaport Entertainment Group, Inc 1
1,023 St. Joe Co 60
134 (a) Stratus Properties, Inc 3
834 (a) Tejon Ranch Co 15
1,079 (a) Zillow Group, Inc (Class A) 67
3,355 (a) Zillow Group, Inc (Class C) 214
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 2,003
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 9.6%
1,170 (a) ACM Research, Inc 24
37,580 (a) Advanced Micro Devices, Inc 6,166
686 (a),(b) Aehr Test Systems 9
1,709 (a) Allegro MicroSystems, Inc 40
844 (a) Alpha & Omega Semiconductor Ltd 31
1,114 (a) Ambarella, Inc 63
2,094 Amkor Technology, Inc 64

SHARES DESCRIPTION VALUE (000)
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (continued)
11,481 Analog Devices, Inc $ 2,643
19,373 Applied Materials, Inc 3,914
529 (a) Astera Labs, Inc 28
865 (a) Axcelis Technologies, Inc 91
106,175 Broadcom, Inc 18,315
839 (a) Ceva, Inc 20
1,288 (a) Cirrus Logic, Inc 160
1,495 (a) Cohu, Inc 38
2,566 (a) Credo Technology Group Holding Ltd 79
1,395 (a) Diodes, Inc 89
3,032 (a) Enphase Energy, Inc 343
3,205 Entegris, Inc 361
2,410 (a) First Solar, Inc 601
1,470 (a) Formfactor, Inc 68
2,356 (a),(b) GLOBALFOUNDRIES, Inc 95
660 (a) Ichor Holdings Ltd 21
551 (a) Impinj, Inc 119
2,443 (a),(b) indie Semiconductor, Inc 10
100,817 Intel Corp 2,365
3,169 KLA Corp 2,454
1,055 Kulicke & Soffa Industries, Inc 48
3,065 Lam Research Corp 2,501
3,496 (a) Lattice Semiconductor Corp 185
1,227 (a) MACOM Technology Solutions Holdings, Inc 136
19,929 Marvell Technology, Inc 1,437
2,280 (a) MaxLinear, Inc 33
12,445 Microchip Technology, Inc 999
25,832 Micron Technology, Inc 2,679
1,304 MKS Instruments, Inc 142
1,094 Monolithic Power Systems, Inc 1,011
2,707 (a),(b) Navitas Semiconductor Corp 7
127 NVE Corp 10
546,080 Nvidia Corp 66,316
10,307 (a) ON Semiconductor Corp 748
1,184 (a) Onto Innovation, Inc 246
1,181 (a) PDF Solutions, Inc 37
1,824 (a) Photronics, Inc 45
1,334 Power Integrations, Inc 85
2,106 (a) Qorvo, Inc 218
26,026 QUALCOMM, Inc 4,426
2,675 (a) Rambus, Inc 113
1,099 (a) Semtech Corp 50
550 (a) Silicon Laboratories, Inc 64
434 (a) SiTime Corp 74
3,686 Skyworks Solutions, Inc 364
988 (a) SMART Global Holdings, Inc 21
553 (a) Synaptics, Inc 43
3,536 Teradyne, Inc 474
21,099 Texas Instruments, Inc 4,358
1,266 (a) Ultra Clean Holdings 51
1,018 Universal Display Corp 214
1,051 (a) Veeco Instruments, Inc 35
3,166 (a),(b) Wolfspeed, Inc 31
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 125,412
SOFTWARE & SERVICES - 11.3%
3,462 (a) 8x8, Inc 7
1,883 A10 Networks, Inc 27
14,658 Accenture plc 5,181
2,392 (a) ACI Worldwide, Inc 122
2,653 Adeia, Inc 32
10,329 (a) Adobe, Inc 5,348
410 (a) Agilysys, Inc 45

Stock Index Account

Portfolio of Investments September 30, 2024
(continued)
SHARES DESCRIPTION VALUE (000)
SOFTWARE & SERVICES (continued)
3,534 (a) Akamai Technologies, Inc $ 357
1,443 (a) Alarm.com Holdings, Inc 79
785 (a) Alkami Technology, Inc 25
1,317 (a) Altair Engineering, Inc 126
2,572 Amdocs Ltd 225
1,091 American Software, Inc (Class A) 12
1,464 (a) Amplitude, Inc 13
1,933 (a) Ansys, Inc 616
429 (a) Appfolio, Inc 101
1,178 (a) Appian Corp 40
1,825 (a),(b) Applied Digital Corp 15
5,972 (a) AppLovin Corp 780
2,178 (a) Asana, Inc 25
579 (a) Aspentech Corp 138
3,697 (a) Atlassian Corp Ltd 587
5,035 (a) Autodesk, Inc 1,387
2,977 (a) AvePoint, Inc 35
3,363 Bentley Systems, Inc 171
15,316 (a),(b) BigBear.ai Holdings, Inc 22
1,735 (a) BigCommerce Holdings, Inc 10
2,787 (a) BILL Holdings, Inc 147
976 (a) Blackbaud, Inc 83
1,613 (a) BlackLine, Inc 89
5,255 (a) Blend Labs, Inc 20
3,187 (a) Box, Inc 104
916 (a) Braze, Inc 30
1,740 (a) C3.ai, Inc 42
6,277 (a) Cadence Design Systems, Inc 1,701
10,087 (a) CCC Intelligent Solutions Holdings, Inc 111
1,164 (a) Cerence, Inc 4
3,791 (a),(b) Ceridian HCM Holding, Inc 232
4,114 (a) Cipher Mining, Inc 16
4,418 (a) Cleanspark, Inc 41
1,700 Clear Secure, Inc 56
3,335 (a) Clearwater Analytics Holdings, Inc 84
6,719 (a) Cloudflare, Inc 544
11,550 Cognizant Technology Solutions Corp (Class A) 891
918 (a) Commvault Systems, Inc 141
4,952 (a) Confluent, Inc 101
415 (a) Consensus Cloud Solutions, Inc 10
4,248 (a) Core Scientific, Inc 50
711 (a) Couchbase, Inc 11
5,330 (a) Crowdstrike Holdings, Inc 1,495
713 (a) CS Disco, Inc 4
6,920 (a) Datadog, Inc 796
574 (a),(b) Digimarc Corp 15
2,598 (a) Digital Turbine, Inc 8
1,349 (a) DigitalOcean Holdings, Inc 55
4,476 (a) DocuSign, Inc 278
1,364 Dolby Laboratories, Inc (Class A) 104
816 (a) Domo, Inc 6
3,008 (a) DoubleVerify Holdings, Inc 51
5,782 (a) Dropbox, Inc 147
5,390 (a) DXC Technology Co 112
6,245 (a) Dynatrace, Inc 334
5,822 (a) E2open Parent Holdings, Inc 26
648 (a) eGain Corp 3
1,802 (a) Elastic NV 138
553 (a) Enfusion, Inc 5
1,209 (a) Envestnet, Inc 76
1,360 (a) EPAM Systems, Inc 271
918 (a) EverCommerce, Inc 10

SHARES DESCRIPTION VALUE (000)
SOFTWARE & SERVICES (continued)
564 (a) Fair Isaac Corp $ 1,096
3,179 (a) Fastly, Inc 24
2,029 (a) Five9, Inc 58
14,596 (a) Fortinet, Inc 1,132
4,300 (a) Freshworks, Inc 49
1,767 (a) Gartner, Inc 895
12,875 Gen Digital, Inc 353
2,273 (a) Gitlab, Inc 117
1,037 (a) Globant S.A. 206
3,291 (a) GoDaddy, Inc 516
1,385 (a) Grid Dynamics Holdings, Inc 19
1,964 (a) Guidewire Software, Inc 359
1,077 Hackett Group, Inc 28
3,632 (a) HashiCorp, Inc 123
1,173 (a) HubSpot, Inc 624
1,910 (a) Hut 8 Corp 23
845 (a) Informatica, Inc 21
559 (a) Instructure Holdings, Inc 13
334 (a) Intapp, Inc 16
719 (b) InterDigital, Inc 102
21,412 International Business Machines Corp 4,734
6,343 Intuit, Inc 3,939
1,710 (a) Jamf Holding Corp 30
10,934 (a) Kaltura, Inc 15
5,240 (a) Kyndryl Holdings, Inc 120
1,949 (a) LiveRamp Holdings, Inc 48
1,435 (a) Manhattan Associates, Inc 404
6,513 (a),(b) Marathon Digital Holdings, Inc 106
6,004 (a) Matterport, Inc 27
423 (a) MeridianLink, Inc 9
173,442 Microsoft Corp 74,632
3,538 (a),(b) MicroStrategy, Inc (Class A) 597
1,253 (a) Mitek Systems, Inc 11
1,657 (a) MongoDB, Inc 448
1,593 (a) N-able, Inc 21
1,586 (a) nCino OpCo, Inc 50
3,958 (a) NCR Corp 54
1,787 (a),(b) NextNav, Inc 13
5,847 (a) Nutanix, Inc 346
3,458 (a) Okta, Inc 257
2,330 (a) Olo, Inc 12
678 (a) ON24, Inc 4
1,227 (a) OneSpan, Inc 20
36,631 Oracle Corp 6,242
2,082 (a) Pagaya Technologies Ltd 22
2,372 (a) PagerDuty, Inc 44
46,063 (a) Palantir Technologies, Inc 1,714
7,210 (a) Palo Alto Networks, Inc 2,464
791 (b) Park City Group, Inc 15
1,163 (a) Paycor HCM, Inc 17
1,125 (a) Paylocity Holding Corp 186
1,232 Pegasystems, Inc 90
814 (a) Perficient, Inc 61
1,883 (a) Porch Group, Inc 3
763 (a) PowerSchool Holdings, Inc 17
2,527 (a) Procore Technologies, Inc 156
1,155 Progress Software Corp 78
1,099 (a) PROS Holdings, Inc 20
2,773 (a) PTC, Inc 501
1,569 (a) Q2 Holdings, Inc 125
889 (a) Qualys, Inc 114
1,695 (a) Rapid7, Inc 68

Stock Index Account

Portfolio of Investments September 30, 2024
(continued)
SHARES DESCRIPTION VALUE (000)
SOFTWARE & SERVICES (continued)
992 (a) Rimini Street, Inc $ 2
2,462 (a) RingCentral, Inc 78
5,435 (a),(b) Riot Platforms, Inc 40
2,433 Roper Industries, Inc 1,354
21,849 Salesforce, Inc 5,980
766 Sapiens International Corp NV 29
1,037 (a) SEMrush Holdings, Inc 16
6,664 (a) SentinelOne, Inc 159
4,779 (a) ServiceNow, Inc 4,274
2,729 (a) Smartsheet, Inc 151
7,450 (a) Snowflake, Inc 856
1,484 SolarWinds Corp 19
3,412 (a),(b) SoundHound AI, Inc 16
356 (a) SoundThinking, Inc 4
2,308 (a) Sprinklr, Inc 18
1,316 (a) Sprout Social, Inc 38
900 (a) SPS Commerce, Inc 175
907 (a) Squarespace, Inc 42
3,571 (a) Synopsys, Inc 1,808
2,968 (a) Tenable Holdings, Inc 120
2,794 (a) Teradata Corp 85
4,586 (a) Terawulf, Inc 22
2,008 (a) Thoughtworks Holding, Inc 9
10,383 (a) Trade Desk, Inc 1,139
349 (a),(b) Tucows, Inc 7
4,374 (a) Twilio, Inc 285
964 (a) Tyler Technologies, Inc 563
8,946 (a) UiPath, Inc 115
2,160 (a) Unisys Corp 12
7,691 (a),(b) Unity Software, Inc 174
2,560 (a) Varonis Systems, Inc 145
1,365 (a) Verint Systems, Inc 35
2,069 (a) VeriSign, Inc 393
1,293 (a) Vertex, Inc 50
305 (a) Viant Technology, Inc 3
4,941 (a) Workday, Inc 1,208
1,379 (a) Workiva, Inc 109
1,061 (a) Xperi, Inc 10
2,990 (a) Yext, Inc 21
4,295 (a) Zeta Global Holdings Corp 128
6,091 (a) Zoom Video Communications, Inc 425
2,147 (a) Zscaler, Inc 367
2,992 (a) Zuora, Inc 26
TOTAL SOFTWARE & SERVICES 148,086
TECHNOLOGY HARDWARE & EQUIPMENT - 7.8%
521 (a) 908 Devices, Inc 2
1,592 (a) ADTRAN Holdings, Inc 9
302 Advanced Energy Industries, Inc 32
267 (a),(b) Aeva Technologies, Inc 1
27,483 Amphenol Corp (Class A) 1,791
339,100 Apple, Inc 79,010
2,743 (a),(b) Applied Optoelectronics, Inc 39
5,981 (a) Arista Networks, Inc 2,296
2,522 (a) Arlo Technologies, Inc 31
1,286 (a) Arrow Electronics, Inc 171
223 (a) Aviat Networks, Inc 5
2,201 Avnet, Inc 120
650 Badger Meter, Inc 142
278 Bel Fuse, Inc (Class B) 22
1,128 Belden CDT, Inc 132
1,361 Benchmark Electronics, Inc 60
1,720 (a) Calix, Inc 67

SHARES DESCRIPTION VALUE (000)
TECHNOLOGY HARDWARE & EQUIPMENT (continued)
3,116 CDW Corp $ 705
3,538 (a) Ciena Corp 218
94,064 Cisco Systems, Inc 5,006
365 (a) Clearfield, Inc 14
356 Climb Global Solutions, Inc 35
4,327 Cognex Corp 175
2,961 (a) Coherent Corp 263
4,830 (a) CommScope Holding Co, Inc 30
18,400 Corning, Inc 831
716 (a) Corsair Gaming, Inc 5
1,416 Crane NXT Co 79
725 CTS Corp 35
1,204 (a) Daktronics, Inc 16
6,393 Dell Technologies, Inc 758
600 (a) Diebold Nixdorf, Inc 27
759 (a) Digi International, Inc 21
1,285 (a) Eastman Kodak Co 6
468 (a) ePlus, Inc 46
2,211 (a),(b) Evolv Technologies Holdings, Inc 9
3,100 (a) Extreme Networks, Inc 47
1,339 (a) F5 Networks, Inc 295
890 (a) Fabrinet 210
655 (a) FARO Technologies, Inc 13
3,142 (a) Harmonic, Inc 46
30,089 Hewlett Packard Enterprise Co 616
22,628 HP, Inc 812
1,475 Immersion Corp 13
5,792 (a),(b) Infinera Corp 39
633 (a) Insight Enterprises, Inc 136
3,256 (a) IonQ, Inc 28
804 (a) IPG Photonics Corp 60
4,395 (a) Iteris, Inc 31
1,097 (a) Itron, Inc 117
2,658 Jabil Inc 318
7,287 Juniper Networks, Inc 284
3,876 (a) Keysight Technologies, Inc 616
1,038 (a) Kimball Electronics, Inc 19
3,025 (a) Knowles Corp 55
3,049 (a),(b) Lightwave Logic, Inc 8
647 Littelfuse, Inc 172
1,893 (a) Lumentum Holdings, Inc 120
1,398 Methode Electronics, Inc 17
4,688 (a),(b) MicroVision, Inc 5
3,110 (a) Mirion Technologies, Inc 34
3,828 Motorola Solutions, Inc 1,721
856 Napco Security Technologies, Inc 35
4,842 NetApp, Inc 598
962 (a) Netgear, Inc 19
2,211 (a) Netscout Systems, Inc 48
1,072 (a) nLight, Inc 11
866 (a) Novanta, Inc 155
421 (a) OSI Systems, Inc 64
675 (a) PAR Technology Corp 35
430 PC Connection, Inc 32
597 (a) Plexus Corp 82
6,847 (a) Pure Storage, Inc 344
2,205 (a) Ribbon Communications, Inc 7
512 (a) Rogers Corp 58
1,353 (a) Sanmina Corp 93
958 (a) Scansource, Inc 46
3,094 (a) SmartRent, Inc 5
1,171 (a) Super Micro Computer, Inc 488

Stock Index Account

Portfolio of Investments September 30, 2024
(continued)
SHARES DESCRIPTION VALUE (000)
TECHNOLOGY HARDWARE & EQUIPMENT (continued)
1,805 TD SYNNEX Corp $ 217
1,044 (a) Teledyne Technologies, Inc 457
5,586 (a) Trimble Inc 347
3,576 (a) TTM Technologies, Inc 65
379 (a) Turtle Beach Corp 6
43 Ubiquiti, Inc 10
1,951 (a) Viasat, Inc 23
7,253 (a) Viavi Solutions, Inc 65
3,447 Vishay Intertechnology, Inc 65
398 (a) Vishay Precision Group, Inc 10
3,896 Vontier Corp 131
7,611 (a) Western Digital Corp 520
2,578 Xerox Holdings Corp 27
1,166 (a) Zebra Technologies Corp (Class A) 432
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 102,536
TELECOMMUNICATION SERVICES - 0.9%
410 (a) Anterix, Inc 15
2,810 (a),(b) AST SpaceMobile, Inc 74
168,272 AT&T, Inc 3,702
373 ATN International, Inc 12
669 (a) Bandwidth, Inc 12
883 Cogent Communications Group, Inc 67
2,586 (a) Consolidated Communications Holdings, Inc 12
2,037 (a) EchoStar Corp (Class A) 51
5,461 (a) Frontier Communications Parent, Inc 194
3,118 (a),(c) GCI Liberty, Inc 0^
18,045 (a) Globalstar, Inc 22
1,217 (a) Gogo, Inc 9
521 IDT Corp 20
3,101 Iridium Communications, Inc 94
3,981 (a) Liberty Global Ltd 84
4,129 (a) Liberty Global Ltd 89
1,581 (a) Liberty Latin America Ltd (Class A) 15
3,207 (a) Liberty Latin America Ltd (Class C) 30
24,010 (a) Lumen Technologies, Inc 171
661 (a) Ooma, Inc 8
1,561 Shenandoah Telecom Co 22
917 Spok Holdings, Inc 14
2,350 Telephone and Data Systems, Inc 55
11,288 T-Mobile US, Inc 2,329
98,400 Verizon Communications, Inc 4,419
TOTAL TELECOMMUNICATION SERVICES 11,520
TRANSPORTATION - 1.5%
272 (a) Air Transport Services Group, Inc 4
2,504 (a) Alaska Air Group, Inc 113
393 Allegiant Travel Co 22
205 (a),(b) Amerco, Inc 16
14,260 (a) American Airlines Group, Inc 160
719 ArcBest Corp 78
327 Avis Budget Group, Inc 29
1,241 (a) Blade Air Mobility, Inc 4
2,767 CH Robinson Worldwide, Inc 305
1,032 Costamare, Inc 16
452 Covenant Logistics Group, Inc 24
45,950 CSX Corp 1,587
15,498 Delta Air Lines, Inc 787
3,272 Expeditors International Washington, Inc 430
5,161 FedEx Corp 1,413
613 Forward Air Corp 22
349 (a),(b) Frontier Group Holdings, Inc 2
1,539 FTAI Infrastructure, Inc 14
791 Genco Shipping & Trading Ltd 15

SHARES DESCRIPTION VALUE (000)
TRANSPORTATION (continued)
3,539 Golden Ocean Group Ltd $ 47
2,887 (a) GXO Logistics, Inc 150
1,188 Heartland Express, Inc 15
2,589 (a),(b) Hertz Global Holdings, Inc 9
1,520 Hub Group, Inc (Class A) 69
1,942 JB Hunt Transport Services, Inc 335
4,132 (a) JetBlue Airways Corp 27
7,073 (a),(b) Joby Aviation, Inc 36
1,392 (a) Kirby Corp 170
3,774 Knight-Swift Transportation Holdings, Inc 204
759 Landstar System, Inc 143
8,428 (a) Lyft, Inc (Class A) 107
29 Marten Transport Ltd 1
754 Matson, Inc 108
5,428 Norfolk Southern Corp 1,349
4,545 Old Dominion Freight Line 903
1,449 (a) Radiant Logistics, Inc 9
2,690 (a) RXO, Inc 75
957 Ryder System, Inc 140
1,798 Safe Bulkers, Inc 9
659 (a) Saia, Inc 288
1,714 Schneider National, Inc 49
863 (a) Skywest, Inc 73
12,934 Southwest Airlines Co 383
295 (a) Sun Country Airlines Holdings, Inc 3
46,836 (a) Uber Technologies, Inc 3,520
2,032 U-Haul Holding Co 146
14,141 Union Pacific Corp 3,486
7,756 (a) United Airlines Holdings, Inc 443
17,107 United Parcel Service, Inc (Class B) 2,332
200 Universal Truckload Services, Inc 9
1,875 Werner Enterprises, Inc 72
2,690 (a) XPO, Inc 289
TOTAL TRANSPORTATION 20,040
UTILITIES - 2.4%
16,241 AES Corp 326
908 Allete, Inc 58
5,865 Alliant Energy Corp 356
925 (a) Altus Power, Inc 3
6,387 Ameren Corp 559
12,363 American Electric Power Co, Inc 1,269
773 American States Water Co 64
4,588 American Water Works Co, Inc 671
3,402 Atmos Energy Corp 472
1,347 Avangrid, Inc 48
1,516 Avista Corp 59
1,598 Black Hills Corp 98
2,799 Brookfield Infrastructure Corp 122
2,781 Brookfield Renewable Corp 91
1,113 California Water Service Group 60
15,250 Centerpoint Energy, Inc 449
349 Chesapeake Utilities Corp 43
111 Clearway Energy, Inc (Class A) 3
1,040 Clearway Energy, Inc (Class C) 32
7,367 CMS Energy Corp 520
7,793 Consolidated Edison, Inc 812
383 Consolidated Water Co, Inc 10
7,305 Constellation Energy Corp 1,900
20,130 Dominion Energy, Inc 1,163
4,963 DTE Energy Co 637
18,202 Duke Energy Corp 2,099
9,132 Edison International 795

Stock Index Account

Portfolio of Investments September 30, 2024
(continued)
SHARES DESCRIPTION VALUE (000)
UTILITIES (continued)
4,995 Entergy Corp $ 657
6,227 Essential Utilities, Inc 240
4,824 Evergy, Inc 299
8,437 Eversource Energy 574
23,232 Exelon Corp 942
13,017 FirstEnergy Corp 577
498 Genie Energy Ltd 8
349 Global Water Resources, Inc 4
747 Hawaiian Electric Industries, Inc 7
1,138 Idacorp, Inc 117
899 MGE Energy, Inc 82
644 Middlesex Water Co 42
1,899 (a) Montauk Renewables, Inc 10
2,063 National Fuel Gas Co 125
2,338 New Jersey Resources Corp 110
47,966 NextEra Energy, Inc 4,055
10,193 NiSource, Inc 353
903 Northwest Natural Holding Co 37
1,255 NorthWestern Corp 72
5,135 NRG Energy, Inc 468
4,365 OGE Energy Corp 179
1,679 ONE Gas, Inc 125
1,235 Ormat Technologies, Inc 95
920 Otter Tail Corp 72
49,720 PG&E Corp 983
2,396 Pinnacle West Capital Corp 212
1,905 PNM Resources, Inc 83
2,243 Portland General Electric Co 107
18,039 PPL Corp 597
11,733 Public Service Enterprise Group, Inc 1,047
626 (a) Pure Cycle Corp 7
15,069 Sempra Energy 1,260
678 SJW Corp 39
25,641 Southern Co 2,312
1,183 Southwest Gas Holdings Inc 87
66 Spire, Inc 5
2,817 (a),(b) Sunnova Energy International, Inc 27
4,386 UGI Corp 110
534 Unitil Corp 32
7,942 Vistra Corp 942
7,711 WEC Energy Group, Inc 742
13,332 Xcel Energy, Inc 871
490 York Water Co 18
TOTAL UTILITIES 31,450
TOTAL COMMON STOCKS
(Cost $343,781) 1,293,849
SHARES DESCRIPTION EXPIRATION DATE VALUE (000)
RIGHTS/WARRANTS - 0.0%
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.0%
278 (c) AstraZeneca plc 02/20/29 0
478 (c) Chinook Therapeutics, Inc 0
390 (c) Tobira Therapeutics, Inc 0
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 0
TOTAL RIGHTS/WARRANTS
(Cost $0) 0
TOTAL LONG-TERM INVESTMENTS
(Cost $343,781) 1,293,849

Cost amounts are in thousands.
PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
SHORT-TERM INVESTMENTS - 0.2%
GOVERNMENT AGENCY DEBT - 0.2%
$ 2,445,000 Federal Home Loan Bank (FHLB) 0.000% 11/13/24 $ 2,432
456,000 Tennessee Valley Authority (TVA) 0.000 10/09/24 455
TOTAL GOVERNMENT AGENCY DEBT 2,887
TOTAL SHORT-TERM INVESTMENTS
(Cost $2,886) 2,887
SHARES DESCRIPTION RATE VALUE (000)
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.2%
2,628,622 (e) State Street Navigator Securities Lending Government Money Market Portfolio 5.020 (f) 2,629
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING
(Cost $2,629) 2,629
TOTAL INVESTMENTS - 99.2%
(Cost $349,296) 1,299,365
OTHER ASSETS & LIABILITIES, NET - 0.8% 10,390
NET ASSETS - 100.0% $1,309,755
REIT Real Estate Investment Trust
^
Amount represents less than $1,000.
(a)
Non-income producing
(b)
All or a portion of these securities are out on loan. The aggregate value of securities on loan is $4,131,900.
(c)
For fair value measurement disclosure purposes, investment classified as Level 3.
(d)
All or a portion of these securities have been segregated to cover margin requirements on open futures contracts.
(e)
Investments made with cash collateral received from securities on loan.
(f)
The rate shown is the one-day yield as of the end of the reporting period.
Futures Contracts - Long
Description
Number of
Contracts
(000)
Expiration
Date
Notional
Amount
(000)
Value
(000)
Unrealized
Appreciation
(Depreciation)
(000)
S&P 500 E-Mini Index 47 12/20/24  $ 13,533 $ 13,663 $ 130

TIAA Separate Account VA-1
Notes to Portfolio of Investments

Organization and Significant Accounting Policies
Part F of Form N-PORT was prepared in accordance with accounting principles generally accepted in the United States of America
(“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report. For a full set of financial statement notes, please refer to the most recently filed annual or semiannual report.
Valuation of Investments
The Account's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to the review and oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy that is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels:
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Account's investments as of the end of the reporting period, based on the inputs used to value them (dollar amounts are in thousands):
Account Level 1 Level 2 Level 3 Total
Stock Index
Long-Term Investments
:
Common stocks $1,293,847 $— $2 $1,293,849
Short-Term Investments
:
Government agency debt — 2,887 — 2,887
Investments purchased with collateral from securities lending 2,629 — — 2,629
Investments in Derivatives
:
Futures contracts* 130 — — 130
Total $1,296,606 $2,887 $2 $1,299,495
* Represents net unrealized appreciation (depreciation).
A10943-D (11/24)